UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

 (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: May 31, 2016

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 47.8%
	AUSTRALIA – 0.6%
4,601	Altium Ltd.	$21,273
14,778	APN News & Media Ltd.*	7,343
350	ASX Ltd.	11,248
5,357	Australia & New Zealand Banking Group Ltd.	98,361
7,652	Australian Pharmaceutical Industries Ltd.	10,301
2,079	Aveo Group	5,024
24,521	Beach Energy Ltd.	11,967
56,767	Bendigo and Adelaide Bank Ltd.	418,951
7,231	BHP Billiton Ltd.	97,509
30,003	Boral Ltd.	147,126
3,275	BWP Trust	8,558
1,234	Caltex Australia Ltd.	29,115
8,359	CIMIC Group Ltd.	225,498
883	Computershare Ltd.[1]	6,845
5,275	CSR Ltd.	13,653
2,762	Dexus Property Group - REIT	17,254
9,316	Downer EDI Ltd.	26,268
133,708	DSHE Holdings Ltd.*	20,294
7,965	Fairfax Media Ltd.	5,282
1,772	Flight Centre Travel Group Ltd.	40,427
13,585	Fortescue Metals Group Ltd.	29,215
7,470	Goodman Group - REIT	38,333
9,203	GPT Group - REIT	35,734
4,717	GWA Group Ltd.	7,898
19,603	Harvey Norman Holdings Ltd.	64,462
5,072	Investa Office Fund - REIT	15,560
1,475	JB Hi-Fi Ltd.[1]	24,822
1,219	Lend Lease Group	11,809
15,201	National Australia Bank Ltd.	297,393
3,508	Newcrest Mining Ltd.*	48,711
3,621	Nine Entertainment Co. Holdings Ltd.	3,177
10,948	Northern Star Resources Ltd.	34,375
10,461	OZ Minerals Ltd.	41,243
2,561	Pacific Brands Ltd.	2,107
1,390	Primary Health Care Ltd.	3,889
12,344	Programmed Maintenance Services Ltd.	16,799
86,951	Qantas Airways Ltd.	193,364
6,481	QBE Insurance Group Ltd.[1]	58,132
973	Rio Tinto Ltd.	31,475
862	Sandfire Resources NL	3,459
48,688	Santos Ltd.	158,255
19,887	Scentre Group - REIT	66,892
4,683	Southern Cross Media Group Ltd.	4,227
4,421	Spark Infrastructure Group	7,342

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
4,908	St Barbara Ltd.*	$9,394
2,373	Star Entertainment Group Ltd.	9,671
1,269	Tassal Group Ltd.	3,839
35,251	Telstra Corp. Ltd.	142,255
9,662	Vicinity Centers - REIT	22,732
1,691	Virtus Health Ltd.	8,650
9,661	Wesfarmers Ltd.	283,285
2,279	Westfield Corp. - REIT	17,632
4,774	Westpac Banking Corp.	105,562
		3,023,990

	AUSTRIA – 0.0%
324	Austria Technologie & Systemtechnik A.G.	4,066
293	BUWOG A.G.	6,305
558	CA Immobilien Anlagen A.G.	9,923
432	Conwert Immobilien Invest S.E.*	7,015
118	DO & CO A.G.	12,205
1,486	IMMOFINANZ A.G.*	3,445
6,216	Vienna Insurance Group A.G. Wiener Versicherung Gruppe*	137,412
381	Wienerberger A.G.	6,848
		187,219

	BELGIUM – 0.6%
65	Ackermans & van Haaren N.V.	8,431
3,967	Ageas	160,257
21,851	AGFA-Gevaert N.V.*	79,762
301	Anheuser-Busch InBev N.V.	38,045
77	Befimmo S.A. - REIT	5,110
63	Cofinimmo - REIT	7,670
27,309	Colruyt S.A.	1,621,844
431	Delhaize Group S.A.	45,170
246	Groupe Bruxelles Lambert S.A.	20,907
371	Ion Beam Applications	16,270
173	KBC Ancora*	6,713
188	Ontex Group N.V.	6,118
24,801	Proximus SADP	805,584
1,602	UCB S.A.[1]	115,727
96	Warehouses De Pauw CVA - REIT	9,121
		2,946,729

	BERMUDA – 1.5%
11,359	Arch Capital Group Ltd.*	825,345
691	Aspen Insurance Holdings Ltd.	33,064
13,257	Assured Guaranty Ltd.	356,481
2,458	Axis Capital Holdings Ltd.	135,559

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
4,465	Bunge Ltd.	$299,468
5,000	Cheung Kong Infrastructure Holdings Ltd.[1]	46,758
84,000	Emperor Capital Group Ltd.	7,558
17,773	Endurance Specialty Holdings Ltd.	1,207,142
7,733	Everest Re Group Ltd.	1,385,058
28,000	Giordano International Ltd.	13,257
5,144	Gulf Keystone Petroleum Ltd.*	337
414	Helen of Troy Ltd.*	42,572
23,000	Kerry Properties Ltd.	57,578
31,606	Marvell Technology Group Ltd.	323,329
99,000	NWS Holdings Ltd.	156,493
1,298	OneBeacon Insurance Group Ltd. - Class A	16,900
7,321	RenaissanceRe Holdings Ltd.	845,649
7,000	SmarTone Telecommunications Holdings Ltd.	11,446
10,000	Texwinca Holdings Ltd.	9,744
19,939	Validus Holdings Ltd.	970,830
263,000	Yue Yuen Industrial Holdings Ltd.	992,245
		7,736,813

	BRAZIL – 0.1%
9,500	Banco do Brasil S.A. - ADR	42,940
7,395	Fibria Celulose S.A. - ADR	68,626
27,832	Telefonica Brasil S.A. - ADR	320,625
849	Ultrapar Participacoes S.A. - ADR	16,105
		448,296

	CANADA – 1.9%
551	Aecon Group, Inc.	7,416
4,984	Agnico Eagle Mines Ltd.[1]	223,881
1,871	Alacer Gold Corp.*	4,238
3,232	Alimentation Couche-Tard, Inc. - Class B	142,209
200	Allied Properties Real Estate Investment Trust - REIT	5,535
170	Artis Real Estate Investment Trust - REIT	1,719
5,300	B2Gold Corp.*	9,781
17,652	Bank of Montreal	1,110,362
41,800	Bank of Nova Scotia	2,045,219
1,316	Bankers Petroleum Ltd.*	2,057
15,596	Barrick Gold Corp.	260,696
1,822	Baytex Energy Corp.	8,878
15,398	BCE, Inc.	708,924
5,901	Bird Construction, Inc.	60,029
52	Boardwalk Real Estate Investment Trust - REIT	2,106
1,992	Brookfield Asset Management, Inc. - Class A1	69,906
1,107	BRP, Inc.*	17,010
32,362	Cameco Corp.	377,086

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
500	Canadian Apartment Properties REIT	$11,580
11,212	Canadian Imperial Bank of Commerce	870,193
200	Canadian Real Estate Investment Trust - REIT	6,967
420	Canadian Tire Corp. Ltd. - Class A	45,864
316	Canam Group, Inc.	3,145
344	Canfor Pulp Products, Inc.	2,883
239	Cascades, Inc.	1,810
5,905	Cenovus Energy, Inc.	89,024
3,117	Centerra Gold, Inc.	16,306
3,482	CGI Group, Inc.*	162,848
234	Chartwell Retirement Residences - REIT	2,644
200	Colliers International Group, Inc.	7,818
200	Cominar Real Estate Investment Trust - REIT	2,600
1,200	Crescent Point Energy Corp.	20,315
488	Detour Gold Corp.*	9,642
2,974	Dollarama, Inc.	204,791
981	Dominion Diamond Corp.	10,294
6,521	Eldorado Gold Corp.	27,649
564	Exco Technologies Ltd.	5,488
2,859	Fortuna Silver Mines, Inc.*	15,937
200	Gluskin Sheff + Associates, Inc.	2,538
8,705	Goldcorp, Inc.	146,418
218	Granite Real Estate Investment Trust - REIT	6,517
600	Great-West Lifeco, Inc.[1]	16,170
706	H&R Real Estate Investment Trust - REIT	11,424
3,517	Horizon North Logistics, Inc.	4,452
1,314	HudBay Minerals, Inc.	5,090
1,147	Industrial Alliance Insurance & Financial Services, Inc.	37,252
294	Just Energy Group, Inc.	1,829
186	Kinaxis, Inc.*	7,343
17,101	Kinross Gold Corp.*	73,289
578	Kirkland Lake Gold, Inc.*	4,518
195	Labrador Iron Ore Royalty Corp.	1,755
1,409	Lundin Mining Corp.*	4,674
2,110	Magna International, Inc.	85,518
100	Manitoba Telecom Services, Inc.	2,883
600	Maple Leaf Foods, Inc.	13,475
2,110	Martinrea International, Inc.	15,028
493	Medical Facilities Corp.	6,820
829	Metro, Inc.	28,087
1,674	Nevsun Resources Ltd.	5,553
1,263	New Flyer Industries, Inc.	39,979
8,299	Newalta Corp.	10,189
3,197	Northern Blizzard Resources Inc.	11,166

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
1,788	OceanaGold Corp.	$5,427
22,852	Pacific Exploration and Production Corp.*1	523
5,111	Pengrowth Energy Corp.	8,847
1,100	Power Corp. of Canada	24,813
899	RioCan Real Estate Investment Trust - REIT	18,805
408	Ritchie Bros Auctioneers, Inc.[1]	13,332
816	Rogers Communications, Inc. - Class B	31,113
24,212	Royal Bank of Canada	1,457,805
8,087	Sandvine Corp.	17,267
1,645	Shaw Communications, Inc. - Class B	31,469
2,583	Silver Standard Resources, Inc.*	23,322
1,601	Silver Wheaton Corp.	29,811
729	Suncor Energy, Inc.	20,135
1,226	Tahoe Resources, Inc.	14,641
9,705	Toronto-Dominion Bank	423,138
1,343	Transcontinental, Inc. - Class A	20,001
6,879	Trinidad Drilling Ltd.	12,380
36,541	Turquoise Hill Resources Ltd.*	103,380
600	Uranium Participation Corp.*	1,967
1,300	Valeant Pharmaceuticals International, Inc.*1	37,096
400	Westshore Terminals Investment Corp.	5,567
94	Winpak Ltd.	3,524
5,612	Yamana Gold, Inc.	23,666
		9,444,846

	CAYMAN ISLANDS – 0.3%
1,000	ASM Pacific Technology Ltd.[1]	7,331
80,466	Cheung Kong Property Holdings Ltd	504,297
64,457	CK Hutchison Holdings Ltd.	747,734
581	Fabrinet*	20,626
1,431	Fresh Del Monte Produce, Inc.	74,941
1,740,000	Hang Fat Ginseng Holdings Co., Ltd.	13,631
105	Herbalife Ltd.*2	6,078
566	Phoenix Group Holdings	7,198
16,000	United Laboratories International Holdings Ltd.*	6,545
20,000	Xinyi Glass Holdings Ltd.[1]	13,907
		1,402,288

	CHILE – 0.3%
7,472	Banco de Chile - ADR	449,814
6,357	Cia Cervecerias Unidas S.A. - ADR	138,710
61,785	Enersis Americas S.A. - ADR	472,037
42,388	Enersis Chile S.A. - ADR*	240,764
		1,301,325

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CHINA – 0.4%
1,156,000	Bank of China Ltd. - Class H	$472,009
44,257	China Construction Bank Corp. - ADR	572,685
1,659	China Telecom Corp. Ltd. - ADR	79,715
1,523,000	Industrial & Commercial Bank of China Ltd. - Class H	810,399
		1,934,808

	COLOMBIA – 0.1%
18,727	Bancolombia S.A. - ADR	609,751

	CURACAO – 0.0%
1,502	Orthofix International N.V.*	66,433

	CYPRUS – 0.0%
10,782	Prosafe S.E.	3,872

	DENMARK – 0.4%
798	Bang & Olufsen A/S*	7,641
231	Carlsberg A/S - Class B	22,282
7,476	Coloplast A/S - Class B	565,479
2,358	Danske Bank A/S	68,074
1,936	DFDS A/S	95,917
4,951	Novo Nordisk A/S - ADR	277,454
2,189	Novo Nordisk A/S - Class B	122,504
702	Pandora A/S	104,336
817	Schouw & Co.	49,725
19,420	TDC A/S	97,250
4,601	Vestas Wind Systems A/S	329,457
16,390	William Demant Holding A/S*	345,773
		2,085,892

	FAROE ISLANDS – 0.0%
488	Bakkafrost P/F	18,912

	FINLAND – 0.1%
2,197	Caverion Corp.	15,055
2,444	Citycon OYJ	5,844
550	Elisa OYJ	20,957
15,692	Nokia OYJ	89,696
3,028	Nokian Renkaat OYJ	106,928
4,155	Orion OYJ - Class B	149,118
815	Sanoma OYJ	4,554
658	Sponda OYJ	2,786
478	Tieto OYJ	13,111
5,898	UPM-Kymmene OYJ	113,484
2,106	YIT OYJ[1]	14,535
		536,068

	FRANCE – 0.8%
409	Alten S.A.	26,443

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FRANCE (Continued)
1,039	Atos S.E.	$96,070
16,939	AXA S.A.	425,636
5,406	BNP Paribas S.A.	299,584
221	Boiron S.A.	18,774
2,272	Capgemini S.A.	216,692
1,656	Cie Generale des Etablissements Michelin	168,401
27,748	Derichebourg S.A.	79,592
122	Groupe Fnac*	7,086
769	Klepierre - REIT	35,147
542	L'Oreal S.A.	101,986
870	Marie Brizard Wine & Spirits S.A.*	17,506
264	Mercialys S.A. - REIT	5,742
162	Nexity S.A.	8,729
30,185	Orange S.A.	525,225
351	Pernod Ricard S.A.	38,253
8,435	Peugeot S.A.*	132,870
2,372	Sanofi	194,960
5,966	Sanofi - ADR	245,799
2,073	SCOR S.E.	69,358
4,969	Societe Generale S.A.	205,042
3,412	Solocal Group*	12,357
273	Tarkett S.A.*	9,176
561	Technicolor S.A.	3,730
399	Teleperformance	34,801
729	Thales S.A.	63,224
484	Total S.A.	23,474
605	Trigano S.A.	36,408
904	UBISOFT Entertainment*	33,366
409	Unibail-Rodamco S.E. - REIT	110,001
1,729	Valeo S.A.	261,143
3,035	Veolia Environnement S.A.	68,172
3,000	Vinci S.A.	225,931
		3,800,678

	GERMANY – 0.6%
3,490	ADVA Optical Networking S.E.*	35,076
763	alstria office REIT A.G. - REIT	9,972
750	Aurubis A.G.	39,204
1,056	Bayer A.G.	100,570
95	Bechtle A.G.*	10,550
16,707	Commerzbank A.G.	143,271
313	Continental A.G.	67,207
474	Deutsche Boerse A.G.	41,567
200	Deutsche EuroShop A.G.	9,165

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	GERMANY (Continued)
15,328	Deutsche Lufthansa A.G.	$214,960
3,499	Deutsche Post A.G.	102,130
7,082	Deutsche Telekom A.G.	125,887
185	Duerr A.G.	14,376
2,630	E.ON S.E.	25,866
2,690	Evonik Industries A.G.	79,323
1,384	Evotec A.G.*	6,178
664	Freenet A.G.	18,316
838	Fresenius S.E. & Co. KGaA	63,294
577	Gerresheimer A.G.	45,966
1,090	GFT Technologies S.E.	26,101
415	Hamborner REIT A.G. - REIT	4,523
3,902	Hannover Rueck S.E.	439,821
4,557	Infineon Technologies A.G.	68,238
134	KION Group A.G.	7,420
145	Krones A.G.	17,287
212	LEG Immobilien A.G.	18,925
3,896	METRO A.G.	128,147
2,585	Muenchener Rueckversicherungs-Gesellschaft A.G.	485,989
8,694	OSRAM Licht A.G.	463,235
105	PATRIZIA Immobilien A.G.*	2,920
195	Rheinmetall A.G.	13,400
113	SMA Solar Technology A.G.	6,225
83	Software A.G.	3,224
3,281	United Internet A.G.	154,765
1,027	Vonovia S.E.	35,214
		3,028,312

	GUERNSEY – 0.5%
42,994	Amdocs Ltd.	2,493,222

	HONG KONG – 1.0%
18,852	AIA Group Ltd.	110,701
69,500	BOC Hong Kong Holdings Ltd.	213,986
9,000	Champion REIT	4,716
21,588	China Mobile Ltd. - ADR	1,218,643
12,693	China Unicom Hong Kong Ltd. - ADR[1]	136,577
51,000	CLP Holdings Ltd.	480,745
400	Dah Sing Financial Holdings Ltd.	2,662
6,000	Galaxy Entertainment Group Ltd.	20,132
71,500	Hang Seng Bank Ltd.	1,270,288
3,400	Hong Kong Exchanges and Clearing Ltd.	81,416
2,000	Hopewell Holdings Ltd.	6,428
7,000	Link REIT	42,957
149,500	MTR Corp. Ltd.[1]	708,724

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	HONG KONG (Continued)
138,000	New World Development Co., Ltd.	$130,350
8,000	PCCW Ltd.	5,217
5,500	Power Assets Holdings Ltd.[1]	53,324
22,000	Shun Tak Holdings Ltd.	6,865
26,000	Sino Land Co., Ltd.	39,767
25,000	Sun Hung Kai Properties Ltd.	294,003
5,000	Wheelock & Co., Ltd.	22,514
		4,850,015

	INDIA – 0.1%
12,835	Infosys Ltd. - ADR	249,512
21,957	Wipro Ltd. - ADR[1]	263,704
		513,216

	INDONESIA – 0.0%
2,814	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	154,629

	IRELAND – 0.6%
2,353	Accenture PLC - Class A	279,936
541	Allergan PLC*	127,541
266	Eaton Corp. PLC[2]	16,394
8,429	Endo International PLC*	133,262
7,313	Greencore Group PLC	36,468
2,703	Horizon Pharma PLC*2	46,573
2,843	Kerry Group PLC - Class A	256,876
26,757	Medtronic PLC	2,153,403
7,135	UDG Healthcare PLC	61,204
		3,111,657

	ISLE OF MAN – 0.0%
1,401	Paysafe Group PLC*	8,351
3,226	Playtech PLC	39,697
		48,048

	ISRAEL – 0.6%
722	Alony Hetz Properties & Investments Ltd. - REIT	6,050
363	B Communications Ltd.	9,497
8,309	Check Point Software Technologies Ltd.*1	706,016
2,269	Elbit Systems Ltd.	213,349
286	Gazit-Globe Ltd.	2,426
151	Melisron Ltd.	6,027
6,928	NICE-Systems Ltd. - ADR	443,323
3,975	Taro Pharmaceutical Industries Ltd.*1	580,827
18,245	Teva Pharmaceutical Industries Ltd. - ADR	946,368
		2,913,883

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	ITALY – 0.3%
50,546	Assicurazioni Generali S.p.A.[1]	$732,627
3,486	Astaldi S.p.A.	17,111
912	Banca IFIS S.p.A.	24,149
7,835	Banca Popolare di Milano Scarl	4,520
5,003	Beni Stabili S.p.A. SIIQ - REIT	3,697
416	Brembo S.p.A.	24,006
505	DiaSorin S.p.A.	30,570
608	Engineering S.p.A.*	44,646
2,155	Esprinet S.p.A.	15,931
537	Italcementi S.p.A.*	6,263
662	La Doria S.p.A.	8,646
6,263	Leonardo-Finmeccanica S.p.A.*	74,230
6,199	Mediobanca S.p.A.	48,100
4,469	Prysmian S.p.A.	109,378
2,237	Recordati S.p.A.	66,085
77	Reply S.p.A.*	11,223
7,517	Saras S.p.A.[1]	13,155
70,739	UniCredit S.p.A.	226,608
		1,460,945

	JAPAN – 4.8%
2	Activia Properties, Inc. - REIT	10,211
1,200	Adastria Co., Ltd.	39,381
300	ADEKA Corp.	4,079
4	Advance Residence Investment Corp. - REIT	10,105
300	Aeon Mall Co., Ltd.	3,932
2	AEON REIT Investment Corp. - REIT	2,545
1,200	Alfresa Holdings Corp.	25,120
84,935	Astellas Pharma, Inc.	1,154,099
1,400	Bandai Namco Holdings, Inc.	34,535
18,500	Bridgestone Corp.	633,167
2,000	Calsonic Kansei Corp.	15,441
31,567	Canon, Inc.	911,181
36,745	Canon, Inc. - ADR	1,060,093
100	Century Tokyo Leasing Corp.	3,455
100	Chiyoda Integre Co., Ltd.	1,902
17,100	Citizen Holdings Co., Ltd.	95,261
800	Cocokara fine, Inc.	42,181
2	Comforia Residential REIT, Inc. - REIT	4,342
2,500	CREATE SD HOLDINGS Co., Ltd.	60,561
700	CROOZ, Inc.	13,365
700	Daicel Corp.	8,681
26	Daihatsu Motor Co., Ltd.	353
7,800	Daiichi Sankyo Co., Ltd.	180,232

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
200	Daiichikosho Co., Ltd.	$7,604
200	Daito Trust Construction Co., Ltd.	28,978
1,000	Daiwa House Industry Co., Ltd.	28,837
1	Daiwa House REIT Investment Corp. - REIT	5,401
2	Daiwa House Residential Investment Corp. - REIT	4,904
1	Daiwa Office Investment Corp. - REIT	5,936
1,600	Dip Corp.	43,309
1,600	DTS Corp.	34,046
2,000	Eighteenth Bank Ltd.	5,024
500	en-japan, Inc.	8,952
400	Ezaki Glico Co., Ltd.	21,426
800	FamilyMart Co., Ltd.	41,843
1	Frontier Real Estate Investment Corp. - REIT	4,882
9,400	Fuji Heavy Industries Ltd.	348,144
700	Fujicco Co., Ltd.	17,321
5,500	FUJIFILM Holdings Corp.	221,691
1,000	Fujitsu General Ltd.	18,502
2,000	Fukuda Corp.	21,733
8,000	Fukuoka Financial Group, Inc.	28,962
3	Fukuoka REIT Corp. - REIT	5,497
800	Funai Soken Holdings, Inc.	11,241
100	Fuyo General Lease Co., Ltd.	4,241
1,100	Geo Holdings Corp.	15,068
7	GLP J-Reit - REIT	8,035
139,000	Gunma Bank Ltd.	553,114
68,000	Hachijuni Bank Ltd.	298,732
1,500	Haseko Corp.*	16,365
2,000	Hitachi Chemical Co., Ltd.	37,136
500	Hitachi Transport System Ltd.	8,428
34,000	Hokuhoku Financial Group, Inc.	41,421
40,875	Honda Motor Co., Ltd. - ADR	1,143,682
700	Hulic Co., Ltd.	6,893
3	Hulic Reit, Inc. - REIT	5,131
480	Iida Group Holdings Co., Ltd.	9,974
1	Industrial & Infrastructure Fund Investment Corp. - REIT	5,153
600	Information Services International-Dentsu Ltd.	10,571
10	Invincible Investment Corp. - REIT	6,864
15,000	Isuzu Motors Ltd.	179,339
1,400	Itochu Techno-Solutions Corp.	30,887
1,300	Itoki Corp.	7,688
100	Izumi Co., Ltd.	3,824
700	Jafco Co., Ltd.	20,769
19,000	Japan Airlines Co., Ltd.	648,509
2,000	Japan Aviation Electronics Industry Ltd.	26,579

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
4	Japan Excellent, Inc. - REIT	$5,387
13	Japan Hotel REIT Investment Corp. - REIT	11,265
3	Japan Logistics Fund, Inc. - REIT	6,610
6	Japan Prime Realty Investment Corp. - REIT	25,634
4	Japan Real Estate Investment Corp. - REIT	23,378
7	Japan Rental Housing Investments, Inc. - REIT	5,438
8	Japan Retail Fund Investment Corp. - REIT	18,564
10,557	Japan Tobacco, Inc.	416,322
8,400	JTEKT Corp.	115,300
1,400	Kadokawa Dwango Corp.*	16,055
32,000	Kamigumi Co., Ltd.	290,788
2,000	Kanto Denka Kogyo Co., Ltd.	16,460
1,000	Kao Corp.	54,688
1,600	Kasai Kogyo Co., Ltd.	17,470
18,149	KDDI Corp.	526,515
1	Kenedix Office Investment Corp. - REIT	5,675
1	Kenedix Residential Investment Corp. - REIT	2,659
800	Kenedix, Inc.	3,133
1,200	KLab, Inc.*	7,595
1,020	Koei Tecmo Holdings Co., Ltd.	18,072
3,100	Konami Holdings Corp.	116,973
5,300	Konoike Transport Co., Ltd.	61,139
7,000	Kumagai Gumi Co., Ltd.	19,474
700	Kura Corp.	32,862
1,700	KYORIN Holdings, Inc.	32,707
7,000	Kyowa Hakko Kirin Co., Ltd.	126,688
1,600	Kyudenko Corp.	47,176
1,400	Lawson, Inc.	110,268
1,800	Leopalace21 Corp.	11,277
1,000	Lion Corp.	14,576
200	Mabuchi Motor Co., Ltd.	9,359
2,000	Maeda Road Construction Co., Ltd.	35,814
2,500	Makita Corp.	161,168
500	Matsumotokiyoshi Holdings Co., Ltd.	27,159
21,200	Mazda Motor Corp.	359,862
8,700	Medipal Holdings Corp.	150,072
5,400	MEIJI Holdings Co., Ltd.	483,543
500	Meitec Corp.	17,669
15,800	Mitsubishi Chemical Holdings Corp.	79,850
4,000	Mitsubishi Estate Co., Ltd.	76,618
53,100	Mitsubishi Motors Corp.	275,629
67,100	Mitsubishi Tanabe Pharma Corp.	1,121,813
65,000	Mitsui Chemicals, Inc.	242,477
3,000	Mitsui Fudosan Co., Ltd.	73,066

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
5,800	Mixi, Inc.	$222,476
5	Mori Hills REIT Investment Corp. - REIT	7,476
4	Mori Trust Sogo Reit, Inc. - REIT	7,622
6,000	Morinaga & Co., Ltd.	30,497
2,600	MS&AD Insurance Group Holdings	73,492
20,500	Nexon Co., Ltd.	335,092
3,000	NH Foods Ltd.	69,694
900	Nikkon Holdings Co., Ltd.	18,321
1	Nippon Accommodations Fund, Inc. - REIT	4,120
4	Nippon Building Fund, Inc. - REIT	23,734
1,000	Nippon Flour Mills Co., Ltd.	7,646
3,400	Nippon Suisan Kaisha Ltd.	19,288
9,000	Nippon Telegraph & Telephone Corp.	393,886
15,430	Nippon Telegraph & Telephone Corp. - ADR	675,525
3,000	Nishimatsu Construction Co., Ltd.	12,539
700	Nishimatsuya Chain Co., Ltd.	7,761
5,800	Nissin Foods Holdings Co., Ltd.	289,723
1,300	Nomura Co., Ltd.	19,452
200	Nomura Real Estate Holdings, Inc.	3,569
4,100	North Pacific Bank Ltd.*	11,541
86,544	NTT DOCOMO, Inc.	2,162,180
300	Obara Group, Inc.	11,030
1,000	OKUMA Corp.	7,595
4,700	ORIX Corp.	64,804
8	Orix JREIT, Inc. - REIT	12,644
14,266	Otsuka Holdings Co., Ltd.	579,773
400	PeptiDream, Inc.*	23,355
600	Pilot Corp.	26,210
800	Pola Orbis Holdings, Inc.	68,877
5	Premier Investment Corp. - REIT	6,364
1,000	Prima Meat Packers Ltd.	2,723
1,100	Qol Co., LTD.	14,945
100	Relo Holdings, Inc.	13,618
15,800	Resona Holdings, Inc.	59,634
400	Resorttrust, Inc.	8,359
900	Rinnai Corp.	77,980
200	Saizeriya Co., Ltd.*	3,629
400	Sangetsu Co., Ltd.	7,395
4,000	Sankyu, Inc.	21,295
5,100	Secom Co., Ltd.	397,265
4,000	Sekisui Chemical Co., Ltd.	51,833
2,000	Sekisui House Ltd.	35,561
5	Sekisui House SI Residential Investment Corp. - REIT	5,406
700	Seven & I Holdings Co., Ltd.	29,782

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
10,000	Shimadzu Corp.	$151,088
200	Shimamura Co., Ltd.	25,848
8,000	Shimizu Corp.	71,225
1,234	Shin-Etsu Chemical Co., Ltd.	71,559
7,300	Shionogi & Co., Ltd.	408,118
3,200	Sony Corp.	88,976
2,000	Sotetsu Holdings, Inc.	11,844
16,000	Sumitomo Chemical Co., Ltd.	72,737
2,400	Sumitomo Mitsui Financial Group, Inc.	77,543
1,000	Sumitomo Realty & Development Co., Ltd.	27,739
300	Sundrug Co., Ltd.	24,660
14,041	Suntory Beverage & Food Ltd.	656,838
5,000	Tabuchi Electric Co., Ltd.	19,432
900	Takeuchi Manufacturing Co., Ltd.	15,436
2,000	Takuma Co., Ltd.	18,070
52,000	Teijin Ltd.	181,743
1,000	Toei Co., Ltd.	8,940
400	Toho Holdings Co., Ltd.	9,775
64,400	Tokyo Electric Power Co. Holdings, Inc.*	301,147
2,000	Tokyo Steel Manufacturing Co., Ltd.	11,946
500	Tokyo Tatemono Co., Ltd.	6,337
900	Tokyu Construction Co., Ltd.	7,879
1,000	Tokyu Fudosan Holdings, Corp.	6,555
5	Tokyu REIT, Inc. - REIT	6,875
2,100	Toridoll.corp	53,282
1,000	Tosoh Corp.	4,888
17,000	Towa Bank Ltd.	14,034
14,000	Toyo Suisan Kaisha Ltd.	539,360
200	Toyo Tire & Rubber Co., Ltd.	2,416
1,300	Toyoda Gosei Co., Ltd.	25,320
500	Transcosmos, Inc.	14,451
14,500	Trend Micro, Inc.	522,925
500	Tsuruha Holdings, Inc.	51,783
800	Ulvac, Inc.	26,564
13	Unicharm Corp.	253
5,000	Usen Corp.*	16,172
600	Valor Holdings Co., Ltd.	16,186
600	Warabeya Nichiyo Co., Ltd.	11,478
2,200	West Japan Railway Co.	136,729
39,000	Yamaguchi Financial Group, Inc.	378,727
7,100	Yamaha Corp.	213,395
2,000	Yamanashi Chuo Bank Ltd.	7,101
2,000	Yamazaki Baking Co., Ltd.	48,870
900	Yusen Logistics Co., Ltd.	9,485

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
100	Zojirushi Corp.	$1,699
		23,894,244

	JERSEY – 0.2%
26,516	Centamin PLC	36,911
140,231	Glencore PLC	265,128
8,545	Randgold Resources Ltd. - ADR[1]	720,429
8,632	WPP PLC	199,070
		1,221,538

	LIBERIA – 0.0%
538	Royal Caribbean Cruises Ltd.	41,636

	LUXEMBOURG – 0.0%
255	Grand City Properties S.A.	5,369

	MALTA – 0.0%
6,940	Unibet Group PLC	79,298

	NETHERLANDS – 0.4%
773	ASML Holding N.V.	77,106
1,371	BE Semiconductor Industries N.V.	38,661
437	Corbion N.V.	10,872
265	Eurocommercial Properties N.V.	12,463
818	Ferrari N.V.	34,711
17,542	Fiat Chrysler Automobiles N.V.	125,297
1,003	Heineken N.V.	93,185
8,716	ING Groep N.V.	107,855
9,746	Koninklijke Ahold N.V.	216,068
1,101	Koninklijke BAM Groep N.V.	5,182
6,023	LyondellBasell Industries N.V. - Class A	490,031
8,219	NN Group N.V.	274,345
917	Randstad Holding N.V.	49,542
180	Vastned Retail N.V. - REIT	7,957
34	Wereldhave N.V. - REIT	1,731
7,560	Wolters Kluwer N.V.	301,461
		1,846,467

	NEW ZEALAND – 0.0%
54,601	Spark New Zealand Ltd.	136,554

	NORWAY – 0.0%
5,898	Fred Olsen Energy A.S.A.*	22,649
36,304	Kongsberg Automotive A.S.A.*	26,916
		49,565

	PANAMA – 0.0%
1,993	Carnival Corp.	95,146

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	PUERTO RICO – 0.1%
325	EVERTEC, Inc.	$4,976
3,858	First BanCorp Puerto Rico*2	16,242
9,989	Popular, Inc.	313,055
82	Triple-S Management Corp. - Class B*	1,884
		336,157

	SINGAPORE – 0.1%
139	Broadcom Ltd.[2]	21,456
8,000	Keppel - REIT	6,015
8,000	Keppel Corp. Ltd.[1]	31,234
8,200	Mapletree Commercial Trust - REIT	8,541
11,600	Mapletree Greater China Commercial Trust - REIT	8,255
8,500	Mapletree Industrial Trust - REIT	9,942
7,500	Mapletree Logistics Trust - REIT[1]	5,313
3,900	SATS Ltd.	11,783
2,000	Sembcorp Industries Ltd.[1]	4,048
2,000	Singapore Exchange Ltd.	11,267
3,000	Singapore Technologies Engineering Ltd.	7,042
109,000	Singapore Telecommunications Ltd.	306,532
2,962	SunEdison Semiconductor Ltd.*	16,883
113,300	Yangzijiang Shipbuilding Holdings Ltd.[1]	75,306
		523,617

	SOUTH KOREA – 0.2%
2,509	KB Financial Group, Inc. - ADR	72,159
3,043	Korea Electric Power Corp. - ADR	80,366
13,605	KT Corp. - ADR	197,136
626	Shinhan Financial Group Co., Ltd. - ADR	20,846
24,606	SK Telecom Co., Ltd. - ADR	512,543
		883,050

	SPAIN – 0.4%
70,684	Abengoa S.A.*	14,943
9,876	ACS Actividades de Construccion y Servicios S.A.	325,699
49,556	Banco Santander S.A.	236,464
85,218	Bankia S.A.	74,009
6,147	Ence Energia y Celulosa S.A	17,231
30,531	Endesa S.A.	627,748
2,120	Faes Farma S.A.	7,324
4,332	Gamesa Corp. Tecnologica S.A.	86,193
42,349	Iberdrola S.A.	287,244
1,024	Industria De Diseno Textil S.A.	34,595
5,171	Inmobiliaria Colonial S.A.*	4,078
528	Merlin Properties Socimi S.A. - REIT	5,809
495	Obrascon Huarte Lain S.A.	2,890

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SPAIN (Continued)
941	Promotora de Informaciones S.A. - Class A*	$6,696
10,666	Repsol S.A.	136,971
		1,867,894

	SWEDEN – 0.4%
564	Axfood A.B.	10,388
2,806	Bilia A.B. - A Shares	66,298
11,927	Boliden A.B.	211,214
1,544	Byggmax Group A.B.	12,679
421	Castellum A.B.	5,734
5,889	Electrolux A.B.	158,193
503	Fabege A.B.	8,152
281	Fastighets A.B. Balder*	7,261
1,625	Fingerprint Cards A.B. - Class B*	21,705
476	Hufvudstaden A.B. - A Shares	7,365
5,731	Industrivarden A.B. - A Shares	106,869
956	Intrum Justitia A.B.	33,478
1,112	Investor A.B. - B Shares	38,700
3,067	Kappahl A.B.	10,848
703	Kinnevik A.B.	1,509
703	Kinnevik A.B. - Class B	17,117
535	Kungsleden A.B.	3,784
713	Meda A.B. - A Shares	12,654
2,956	Mycronic A.B.	23,402
160	Nobia A.B.	1,671
13,986	Svenska Cellulosa A.B. SCA - Class B	448,180
2,185	Swedish Match A.B.	74,599
37,896	Telefonaktiebolaget LM Ericsson - ADR	292,936
6,730	Telefonaktiebolaget LM Ericsson - B Shares	51,951
76,318	Telia Co. A.B.	357,809
684	Tethys Oil A.B.	4,973
251	Vitrolife A.B.	12,896
625	Wallenstam A.B. - B Shares	5,316
353	Wihlborgs Fastigheter A.B.	7,175
		2,014,856

	SWITZERLAND – 1.5%
288	Actelion Ltd.	47,286
2,604	Adecco A.G.	157,885
400	Allied World Assurance Co. Holdings A.G.	14,832
79	Allreal Holding A.G.	10,825
1,174	Aryzta A.G.	46,750
1,387	Ascom Holding A.G.	22,682
143	Autoneum Holding A.G.	34,713
3,558	Chubb Ltd.	450,478

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
5,033	Coca-Cola HBC A.G.	$97,861
56	Emmi A.G.	33,225
52	Forbo Holding A.G.	64,305
50	Galenica A.G.	66,081
71	Gategroup Holding A.G.	3,645
54	Georg Fischer A.G.	43,124
198	Givaudan S.A.	379,564
44	Helvetia Holding A.G.	23,712
249	Kardex A.G.	19,871
1,489	Kuehne + Nagel International A.G.	209,478
2,708	Lonza Group A.G.	467,762
52	Mobimo Holding A.G.	11,793
4,579	Nestle S.A.	338,387
17,999	Nestle S.A. - ADR	1,330,126
17,379	Novartis A.G. - ADR	1,381,804
122	PSP Swiss Property A.G.	11,429
1,017	Roche Holding A.G.	267,121
18,208	Roche Holding A.G. - ADR	598,679
17	Sika A.G.	73,560
2,811	Sonova Holding A.G.[1]	375,402
168	Swatch Group A.G.[1]	49,422
1,855	Swiss Life Holding A.G.	480,692
5,545	Swiss Re A.G.	498,277
208	Syngenta A.G.	81,790
79	Tecan Group A.G.	11,683
574	Transocean Ltd.	5,619
		7,709,863

	TAIWAN – 1.3%
92,013	Chunghwa Telecom Co., Ltd. - ADR	3,120,161
26,773	Siliconware Precision Industries Co., Ltd. - ADR	214,719
117,030	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,892,982
303,171	United Microelectronics Corp. - ADR	569,961
		6,797,823

	THAILAND – 0.0%
8,280	Kasikornbank PCL - ADR	160,715

	UNITED KINGDOM – 2.8%
5,331	3i Group PLC	43,305
17,074	Aberdeen Asset Management PLC	68,860
3,096	Amec Foster Wheeler PLC	19,603
3,097	ARM Holdings PLC	44,361
4,717	Associated British Foods PLC	200,986
4,898	AstraZeneca PLC - ADR	145,471
64,559	Barclays PLC	169,904

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
12,971	Barratt Developments PLC	$110,937
26,002	Beazley PLC	137,015
1,329	Bellway PLC	52,552
15,477	BHP Billiton PLC	182,409
1,138	Big Yellow Group PLC - REIT	13,691
34,637	BP PLC	178,638
4,415	British Land Co. PLC - REIT	47,275
68,959	BT Group PLC	441,050
1,666	Cairn Energy PLC*	4,691
2,328	Capital & Counties Properties PLC	11,520
312	Close Brothers Group PLC	6,036
358	Countrywide PLC	1,920
2,445	CYBG PLC*	9,827
9,048	Dart Group PLC	84,984
391	Derwent London PLC - REIT	18,630
113	Dialog Semiconductor PLC*	3,594
470	Domino's Pizza Group PLC	7,179
19,565	easyJet PLC	434,003
3,691	EnQuest PLC*	1,756
1,243	Ensco PLC - Class A	12,293
33,650	GlaxoSmithKline PLC - ADR	1,425,751
321	Go-Ahead Group PLC	11,880
3,937	Grainger PLC	13,895
1,372	Great Portland Estates PLC - REIT	14,903
2,469	Greggs PLC	40,241
3,008	Hammerson PLC - REIT	25,216
2,546	Hansteen Holdings PLC - REIT	3,861
4,421	Hays PLC	8,726
1,384	Hochschild Mining PLC*	2,709
2,122	HSBC Holdings PLC	13,715
30,956	HSBC Holdings PLC - ADR	1,004,213
1,134	Hunting PLC	5,061
6,196	ICAP PLC	38,682
1,011	IG Group Holdings PLC	11,699
10,100	Imperial Brands PLC	549,284
4,901	Indivior PLC	12,196
819	Intermediate Capital Group PLC	7,923
7,399	International Personal Finance PLC	29,732
24,613	Investec PLC	166,814
10,522	ITV PLC	32,649
1,026	John Wood Group PLC	9,122
299,716	Kingfisher PLC	1,590,876
5,003	Land Securities Group PLC - REIT	84,319
66	Liberty Global PLC – Class A*	2,465

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
161	Liberty Global PLC - Class C*	$5,817
1,268	London Stock Exchange Group PLC	50,180
3,484	LondonMetric Property PLC - REIT	8,295
53,530	Marks & Spencer Group PLC	294,354
14,760	Marks & Spencer Group PLC - ADR[1]	164,353
1,503	Mondi PLC	29,222
618	Moneysupermarket.com Group PLC	2,960
2,128	Noble Corp. plc[2]	17,748
1,434	Northgate PLC	8,205
3,034	Ophir Energy PLC*	3,145
36,053	Persimmon PLC	1,096,809
9,482	Poundland Group PLC	23,784
17,661	Premier Farnell PLC	30,046
4,583	Premier Oil PLC*	4,769
11,585	Reckitt Benckiser Group PLC	1,153,395
4,070	Reckitt Benckiser Group PLC - ADR	82,214
1,686	Redde PLC*	4,032
7,773	Relx PLC	140,529
267	Rightmove PLC	16,326
232	Rowan Cos. Plc - Class A	3,928
9,134	Royal Dutch Shell PLC - B Shares	219,275
19,352	Royal Dutch Shell PLC - Class A - ADR	938,379
64,159	Royal Mail PLC	502,257
2,175	SABMiller PLC	135,325
1,075	SABMiller PLC - ADR	66,927
1,428	Safestore Holdings PLC - REIT	7,237
2,156	Sage Group PLC	19,119
632	Savills PLC	7,107
1,223	Shaftesbury PLC - REIT	16,205
3,532	Smith & Nephew PLC	59,930
1,351	Soco International PLC	2,357
7,916	Sports Direct International PLC*	42,953
862	St. Modwen Properties PLC	4,068
198	STERIS PLC	13,747
443	SVG Capital PLC*	3,454
2,735	Synthomer PLC	14,404
1,598	Thomas Cook Group PLC*	1,768
19,171	Travis Perkins PLC	533,303
1,983	Tritax Big Box PLC - REIT	3,952
1,346	Tullett Prebon PLC	6,565
2,694	Tullow Oil PLC*1	8,940
2,844	Unilever PLC	129,543
1,586	Unite Group PLC	15,055
3,659	Vodafone Group PLC	12,220

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
6,367	Vodafone Group PLC - ADR[1]	$216,414
1,562	Weir Group PLC	27,092
3,136	WH Smith PLC	79,464
14,617	William Hill PLC	65,882
515	Workspace Group PLC - REIT	6,461
		13,857,936

	UNITED STATES – 24.7%
155	AAR Corp.	3,784
211	ABIOMED, Inc.*	20,954
234	ACADIA Pharmaceuticals, Inc.*2	8,291
89	Advanced Energy Industries, Inc.*	3,397
1,598	Aetna, Inc.	180,942
6,084	Aflac, Inc.	422,595
1,500	Akamai Technologies, Inc.*	81,870
219	Alere, Inc.*	9,406
300	Alexandria Real Estate Equities, Inc. - REIT	29,070
4,981	Allstate Corp.	336,267
1,580	Alphabet, Inc. - Class A*	1,183,183
451	Alphabet, Inc. - Class C*	331,810
7,905	Altria Group, Inc.	503,074
740	Amazon.com, Inc.*	534,865
134	Ambac Financial Group, Inc.*	2,210
309	AMC Entertainment Holdings, Inc. - Class A	8,881
152	Amedisys, Inc.*	7,732
2,123	American Axle & Manufacturing Holdings, Inc.*	35,390
66,779	American Capital Agency Corp. - REIT	1,261,455
7,386	American Eagle Outfitters, Inc.	115,517
10,611	American Electric Power Co., Inc.	686,850
898	American Equity Investment Life Holding Co.	14,557
27,750	American Express Co.	1,824,840
9,218	American Financial Group, Inc.	675,495
1,402	American International Group, Inc.	81,148
20,168	American National Insurance Co.	2,410,278
1,400	American States Water Co.	54,684
800	American Tower Corp. - REIT	84,624
759	American Woodmark Corp.*	61,297
197	Amkor Technology, Inc.*	1,243
110	Anacor Pharmaceuticals, Inc.*2	10,923
76,575	Annaly Capital Management, Inc. - REIT	810,164
5,192	Anthem, Inc.	686,175
1,018	Apollo Education Group, Inc.*2	9,355
246	Apple Hospitality, Inc. - REIT[2]	4,485
19,207	Apple, Inc.	1,918,011

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
9,036	Archer-Daniels-Midland Co.	$386,470
2,125	Arrow Electronics, Inc.*	137,318
60,683	AT&T, Inc.	2,375,739
417	Atmos Energy Corp.	30,399
2,051	Atwood Oceanics, Inc.1 2	21,884
4,354	Automatic Data Processing, Inc.	382,455
399	AvalonBay Communities, Inc. - REIT	71,772
2,400	Avery Dennison Corp.	178,512
10,452	Avnet, Inc.	428,846
969	BancFirst Corp.	60,776
1,856	Bankrate, Inc.*	16,871
271	Barracuda Networks, Inc.*2	4,664
14,254	Baxalta, Inc.[2]	644,708
24,950	Baxter International, Inc.	1,076,842
6,368	Beazer Homes USA, Inc.*	49,989
711	Becton, Dickinson and Co.	118,346
18,479	Bed Bath & Beyond, Inc.*	826,935
539	Big 5 Sporting Goods Corp.	4,517
2,225	Big Lots, Inc.	116,368
162	BJ's Restaurants, Inc.*	7,258
1,650	Black Box Corp.	20,708
1,120	Bloomin' Brands, Inc.	21,336
263	Boeing Co.[2]	33,177
2,751	Booz Allen Hamilton Holding Corp.	80,522
600	Boston Properties, Inc. - REIT	75,378
175	Boyd Gaming Corp.*2	3,309
772	Brady Corp. - Class A	24,542
100	Broadridge Financial Solutions, Inc.	6,419
2,095	Brocade Communications Systems, Inc.[2]	18,981
941	Brookdale Senior Living, Inc.*	16,882
177	Brown & Brown, Inc.	6,383
15,012	CA, Inc.	485,188
2	Cable One, Inc.[2]	980
1,418	Caleres, Inc.	34,684
14,261	California Resources Corp.1 2	21,677
760	Cambrex Corp.*	37,172
51	Capella Education Co.	2,676
6,589	Cardinal Health, Inc.	520,202
96	Carlisle Cos., Inc.	9,967
607	CBL & Associates Properties, Inc. - REIT	5,839
122	CBOE Holdings, Inc.	7,765
11,490	CenturyLink, Inc.	311,609
140	Charles River Laboratories International, Inc.*	12,030
43,750	Charles Schwab Corp.	1,337,875

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
201	Charter Communications, Inc. - Class A*2	$44,010
6,975	Cheesecake Factory, Inc.	347,843
2,871	Chemed Corp.	374,407
10,734	Chemours Co.	93,493
13,250	Chevron Corp.	1,338,250
1,864	Chico's FAS, Inc.	20,224
547	Chimera Investment Corp. - REIT	8,200
2,587	Church & Dwight Co., Inc.	254,768
1,217	Cigna Corp.	155,910
4,009	Cincinnati Bell, Inc.*2	15,956
93,590	Cisco Systems, Inc.	2,718,789
431	Citi Trends, Inc.	6,702
2,351	Citrix Systems, Inc.*	199,647
6,750	CNA Financial Corp.	221,805
600	CNO Financial Group, Inc.	12,174
12,982	Coca-Cola Co.	578,997
1,909	Cognizant Technology Solutions Corp. - Class A*	117,289
6,056	Comcast Corp. - Class A	383,345
864	Comfort Systems USA, Inc.	27,648
1,397	Commerce Bancshares, Inc.	68,355
337	Communications Sales & Leasing, Inc. - REIT*	8,418
3,199	Community Health Systems, Inc.*1 2	42,995
370	Computer Sciences Corp.[2]	18,204
170	Comtech Telecommunications Corp.	3,917
3,856	ConAgra Foods, Inc.	176,219
6,116	Consolidated Edison, Inc.	448,058
330	Cooper Tire & Rubber Co.	10,603
66	Core-Mark Holding Co., Inc.	5,651
619	Corporate Office Properties Trust - REIT	16,732
73	Corrections Corp. of America - REIT	2,453
3,112	Costco Wholesale Corp.	462,972
61	Crane Co.	3,501
133	Credit Acceptance Corp.*1 2	24,916
628	Crown Castle International Corp. - REIT	57,029
6,007	CSRA, Inc.	148,793
800	CubeSmart - REIT	25,472
2,700	Cummins, Inc.	309,069
6,987	CVS Health Corp.	673,896
491	Cypress Semiconductor Corp.1 2	5,219
780	CyrusOne, Inc. - REIT	38,462
3,196	Darden Restaurants, Inc.	216,785
1,301	Darling Ingredients, Inc.*	19,970
193	Dean Foods Co.[2]	3,528
1,656	Delta Air Lines, Inc.	71,970

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
43,146	Denbury Resources, Inc.[2]	$173,015
7,272	DeVry Education Group, Inc.[1]	131,623
239	DexCom, Inc.*2	15,413
588	DHI Group, Inc.*	4,145
35,400	Diamond Offshore Drilling, Inc.	914,028
106	Diamondback Energy, Inc.*	9,641
3,592	Dick's Sporting Goods, Inc.	154,097
356	Discover Financial Services	20,224
2,890	Dollar General Corp.	259,811
500	Domtar Corp.	19,320
4,480	DR Horton, Inc.	136,909
3,296	Dr. Pepper Snapple Group, Inc.	301,254
110	DreamWorks Animation SKG, Inc. - Class A*2	4,426
229	DST Systems, Inc.	27,691
9,213	DSW, Inc. - Class A1	194,947
3,060	DTE Energy Co.	277,481
10,264	Duke Energy Corp.	802,953
80,241	eBay, Inc.*	1,962,695
527	Edwards Lifesciences Corp.*2	51,910
1,278	EI du Pont de Nemours & Co.	83,594
1,122	El Pollo Loco Holdings, Inc.*1 2	12,488
2,619	Electronic Arts, Inc.*	201,008
5,960	Eli Lilly & Co.	447,179
30,220	EMC Corp.	844,649
570	Emergent BioSolutions, Inc.*	25,012
1,526	Ennis, Inc.	27,865
6,943	Entravision Communications Corp. - Class A	50,128
300	EPR Properties - REIT	21,384
19	Equinix, Inc. - REIT	6,879
66	Equity Commonwealth - REIT*	1,907
1,089	Equity LifeStyle Properties, Inc. - REIT	79,824
1,032	Equity Residential - REIT	71,425
202	Essex Property Trust, Inc. - REIT	45,900
10,284	Everi Holdings, Inc.*2	14,706
75,409	Exelon Corp.	2,584,266
760	Expeditors International of Washington, Inc.	36,898
18,450	Express Scripts Holding Co.*	1,393,898
47,012	Exxon Mobil Corp.	4,185,008
457	F5 Networks, Inc.*	50,361
1,493	Facebook, Inc. - Class A*	177,383
57	FactSet Research Systems, Inc.	9,067
39	Federal Agricultural Mortgage Corp. - Class C	1,407
3,497	Fidelity National Information Services, Inc.	259,722
2,407	First Financial Corp.	88,915

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
577	First Interstate BancSystem, Inc. - Class A	$16,716
546	First Niagara Financial Group, Inc.	5,962
221	First Solar, Inc.*	10,973
6,613	FirstEnergy Corp.	216,973
246	FirstMerit Corp.[2]	5,579
346	Five Prime Therapeutics, Inc.*	15,819
403	Flagstar Bancorp, Inc.*	9,769
3,200	FLIR Systems, Inc.	99,680
2,473	FNB Corp.	33,113
6,670	Foot Locker, Inc.	372,986
359	Forest City Realty Trust, Inc. - REIT	8,189
656	Francesca's Holdings Corp.*	6,836
29,975	Franklin Resources, Inc.	1,119,566
826	GAMCO Investors, Inc. - Class A	30,289
318	Gaming and Leisure Properties, Inc. - REIT	10,465
25,569	Gannett Co., Inc.	399,388
1,875	General Cable Corp.	25,613
1,383	General Dynamics Corp.	196,206
505	General Electric Co.	15,266
2,300	General Growth Properties, Inc. - REIT	61,801
9,664	General Mills, Inc.	606,706
16,873	General Motors Co.	527,787
273	GEO Group, Inc. - REIT	9,080
615	Gigamon, Inc.*2	19,157
374	Gilead Sciences, Inc.	32,560
1	Global Payments, Inc.	52
623	Gramercy Property Trust - REIT	5,563
299	Gulfport Energy Corp.*	9,191
7,045	Hancock Holding Co.	193,667
397	Hartford Financial Services Group, Inc.	17,932
3,571	Hawaiian Electric Industries, Inc.	117,236
35	Hawaiian Holdings, Inc.*	1,416
2,256	HCA Holdings, Inc.*	176,013
1,105	Healthcare Realty Trust, Inc. - REIT1 2	35,128
489	HealthSouth Corp.	19,716
174	Henry Schein, Inc.*	30,229
1,060	Hershey Co.	98,421
4,750	Hewlett Packard Enterprise Co.	87,733
9,567	Hilton Worldwide Holdings, Inc.	198,802
5,452	HollyFrontier Corp.	145,896
5,446	Home Depot, Inc.	719,526
700	Honeywell International, Inc.	79,681
8,410	Hormel Foods Corp.	289,388
634	Host Hotels & Resorts, Inc. - REIT	9,764

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
54	Howard Hughes Corp.*	$5,900
28,796	HP, Inc.	385,290
517	Humana, Inc.	89,188
373	Huntington Ingalls Industries, Inc.	57,222
412	Huntsman Corp.	6,151
1,459	Iconix Brand Group, Inc.*1 2	11,249
112	IDT Corp. - Class B	1,665
213	II-VI, Inc.*	4,341
21,522	Ingram Micro, Inc. - Class A2	745,307
689	Ingredion, Inc.	80,895
229	Innospec, Inc.	11,120
788	Insight Enterprises, Inc.*	21,386
507	Insperity, Inc.	36,489
38,548	Intel Corp.	1,217,731
48	Intercept Pharmaceuticals, Inc.*1 2	7,121
626	Interface, Inc.	10,617
1,267	Internap Corp.*2	2,749
1,281	International Business Machines Corp.	196,941
1,577	Interpublic Group of Cos., Inc.	37,690
202	Interval Leisure Group, Inc.[2]	2,902
350	Invesco Mortgage Capital, Inc. - REIT	5,033
689	Isle of Capri Casinos, Inc.*	10,948
230	ITC Holdings Corp.	10,240
618	John B Sanfilippo & Son, Inc.	29,244
38,573	Johnson & Johnson	4,346,791
1,038	JPMorgan Chase & Co.	67,750
1,028	K12, Inc.*	12,202
1,996	Kforce, Inc.	37,325
2,431	Kimberly-Clark Corp.	308,834
6,159	Kinder Morgan, Inc.	111,355
1,096	Kirkland's, Inc.	14,566
880	Kraft Heinz Co.	73,207
486	Kroger Co.	17,379
145	Kulicke & Soffa Industries, Inc.*	1,811
1,266	L-3 Communications Holdings, Inc.	173,708
1,419	La Quinta Holdings, Inc.*	16,858
1,090	Lamar Advertising Co. - Class A - REIT	70,905
3,489	Lancaster Colony Corp.	422,971
3,592	Las Vegas Sands Corp.	166,094
83	Leidos Holdings, Inc.[2]	4,100
315	Lexmark International, Inc. - Class A	11,926
49	LHC Group, Inc.*	2,058
1,371	Libbey, Inc.	23,430
201	Liberty Ventures*	7,499

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
201	Lincoln Electric Holdings, Inc.	$12,096
231	Lincoln National Corp.	10,591
1,941	Linear Technology Corp.	91,848
917	LinkedIn Corp. - Class A*	125,171
1,768	Lockheed Martin Corp.	417,655
3,324	Lowe's Cos., Inc.	266,352
246	LPL Financial Holdings, Inc.1 2	6,861
114	Macquarie Infrastructure Corp.	8,164
2,692	Macy's, Inc.	89,401
144	Manhattan Associates, Inc.*	9,494
314	Manitowoc Foodservice, Inc.*	5,172
348	ManTech International Corp. - Class A	12,504
2,267	Marathon Petroleum Corp.	78,960
54	MarketAxess Holdings, Inc.	7,557
11,306	Masco Corp.	369,028
99	MasTec, Inc.*1 2	2,277
421	McCormick & Co., Inc.	40,866
7,071	McDonald's Corp.	863,086
1,000	McKesson Corp.	183,140
516	MDU Resources Group, Inc.	11,801
1,231	Mead Johnson Nutrition Co.	101,287
228	Medivation, Inc.*2	13,785
457	Memorial Resource Development Corp.*2	7,221
1,100	Mentor Graphics Corp.	23,584
18,583	Merck & Co., Inc.	1,045,480
2,384	Meritor, Inc.*	21,075
398	MetLife, Inc.	18,129
343,430	MFA Financial, Inc. - REIT[2]	2,476,130
4,042	MGIC Investment Corp.*	28,496
23,923	Micron Technology, Inc.*	304,301
45,740	Microsoft Corp.	2,424,220
125	Monster Beverage Corp.*	18,750
4,475	Monster Worldwide, Inc.*2	11,859
43,356	MSG Networks, Inc.*	750,492
26	Multi-Fineline Electronix, Inc.*2	575
470	Murphy USA, Inc.*	31,955
217	NACCO Industries, Inc. - Class A	11,401
2,517	Nasdaq, Inc.	166,147
1,128	National HealthCare Corp.	69,857
436	NCI Building Systems, Inc.*	7,020
1,246	Nelnet, Inc. - Class A	45,703
2,726	Net 1 UEPS Technologies, Inc.*	29,959
8,221	NetScout Systems, Inc.*	199,441
334	New Residential Investment Corp. - REIT	4,536

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
316	New Senior Investment Group, Inc. - REIT	$3,277
666	News Corp.	7,965
1,378	NIKE, Inc. - Class B	76,093
2,489	Northrop Grumman Corp.	529,336
84	Nu Skin Enterprises, Inc. - Class A	3,314
1,641	NVIDIA Corp.	76,668
1,382	Office Depot, Inc.*2	4,948
3,629	Omega Protein Corp.*	71,636
318	ONE Gas, Inc.	18,651
2,414	OraSure Technologies, Inc.*	18,540
500	Orbital ATK, Inc.	43,515
3,549	Outfront Media, Inc. - REIT	78,930
66	Overstock.com, Inc.*2	1,125
1,011	Owens Corning	51,632
35	Paramount Group, Inc. - REIT	573
1,051	Patterson Cos., Inc.	51,299
5,910	Paychex, Inc.	320,440
687	PayPal Holdings, Inc.*	25,962
109,994	PDL BioPharma, Inc.[2]	394,878
26,803	People's United Financial, Inc.	425,632
33,591	PepsiCo, Inc.	3,398,401
45,237	Pfizer, Inc.	1,569,724
4,155	PG&E Corp.	249,632
857	PharMerica Corp.*	22,770
118	Piedmont Natural Gas Co., Inc.[2]	7,087
14,475	Pinnacle West Capital Corp.	1,065,215
234	Pioneer Natural Resources Co.	37,515
445	Piper Jaffray Cos.*	18,792
1,000	Ply Gem Holdings, Inc.*	15,040
19,658	PNC Financial Services Group, Inc.	1,764,109
62	Pool Corp.	5,677
1,271	Post Properties, Inc. - REIT	76,984
46,984	Procter & Gamble Co.[2]	3,807,583
490	Progress Software Corp.*	12,902
1,206	Prologis, Inc. - REIT	57,321
2,577	Prudential Financial, Inc.	204,227
32,647	Public Service Enterprise Group, Inc.	1,460,953
500	Public Storage - REIT	126,855
2,281	PVH Corp.	213,958
3,295	QLogic Corp.*	45,669
26,821	QUALCOMM, Inc.	1,473,009
2,200	Quest Diagnostics, Inc.	169,774
260	Questar Corp.	6,555
41	Quintiles Transnational Holdings, Inc.*2	2,783

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
800	Quorum Health Corp.*2	$10,597
886	Rackspace Hosting, Inc.*	22,150
891	Ralph Lauren Corp.	84,048
1,939	Rayonier Advanced Materials, Inc.	25,129
4,843	Raytheon Co.	627,992
501	Reinsurance Group of America, Inc.	49,669
1,644	Republic Services, Inc.	79,372
1,587	ResMed, Inc.	93,728
1,221	RetailMeNot, Inc.*2	8,816
2,740	Reynolds American, Inc.	136,178
188	RLJ Lodging Trust - REIT	3,852
2,449	Robert Half International, Inc.	101,854
501	Ross Stores, Inc.	26,753
2,186	Rovi Corp.*2	36,747
3,545	Royal Gold, Inc.	198,981
392	S&P Global, Inc.	43,830
300	Sanmina Corp.*	8,037
479	SciClone Pharmaceuticals, Inc.*	6,778
692	Simon Property Group, Inc. - REIT	136,767
1,113	Skechers U.S.A., Inc. - Class A*	34,692
33	SkyWest, Inc.[2]	779
439	SL Green Realty Corp. - REIT	44,497
8,895	Southern Co.	439,769
6,888	Southern Copper Corp.[1]	179,432
5,422	Southwest Airlines Co.	230,327
694	Sovran Self Storage, Inc. - REIT[2]	75,139
1,589	SpartanNash Co.	47,209
1,431	Spirit AeroSystems Holdings, Inc. - Class A*	66,942
51	Spirit Airlines, Inc.*	2,217
604	SPX FLOW, Inc.*	18,102
411	St. Jude Medical, Inc.	32,206
89	Stamps.com, Inc.*	8,098
28,942	Staples, Inc.[2]	254,690
3,700	Starbucks Corp.	203,093
469	Starwood Hotels & Resorts Worldwide, Inc.[2]	34,439
344	Starwood Property Trust, Inc. - REIT	7,093
233	Starz - Class A*	6,291
1,000	Steel Dynamics, Inc.	24,690
351	Strayer Education, Inc.*	16,908
5,344	Stryker Corp.	594,039
300	Summit Hotel Properties, Inc. - REIT	3,510
2,468	SunCoke Energy, Inc.	14,931
30,575	SunTrust Banks, Inc.	1,339,797
3,368	SUPERVALU, Inc.*2	15,594

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
357	SurModics, Inc.*	$7,868
78	Sykes Enterprises, Inc.*	2,326
1,552	Synchrony Financial*2	48,422
5,866	Synopsys, Inc.*	303,096
1,922	Sysco Corp.	92,467
2,656	Tableau Software, Inc. - Class A*	136,625
27,925	Target Corp.	1,920,682
3,344	Tech Data Corp.*	252,706
231	Telephone & Data Systems, Inc.[2]	6,650
1,500	Teradata Corp.*	42,510
5,930	Tesoro Corp.	463,014
740	Texas Instruments, Inc.	44,844
2,285	Thor Industries, Inc.	148,525
1,739	TJX Cos., Inc.	132,373
2,135	Tootsie Roll Industries, Inc.[1]	76,412
88	TopBuild Corp.*	3,180
13,300	Torchmark Corp.	819,679
19,660	Travelers Cos., Inc.	2,243,992
31	Tribune Publishing Co.[2]	363
5,852	Trustmark Corp.	145,013
6,119	Two Harbors Investment Corp. - REIT	51,889
7,462	Tyson Foods, Inc. - Class A	475,926
40,075	U.S. Bancorp	1,716,012
48,271	Umpqua Holdings Corp.	771,853
19	UniFirst Corp.	2,198
8,211	United Continental Holdings, Inc.*	370,234
2,382	United Therapeutics Corp.*	283,625
9,021	UnitedHealth Group, Inc.	1,205,837
1,594	Universal Corp.	87,192
3,794	Unum Group	140,074
547	USG Corp.*	15,786
12,783	Valero Energy Corp.	699,230
112	Valspar Corp.[2]	12,132
9,707	Varian Medical Systems, Inc.*1	803,643
41	Vectren Corp.	2,037
198	Verint Systems, Inc.*	6,532
6,597	Verizon Communications, Inc.	335,787
2,841	Viacom, Inc. - Class B	126,055
4,836	Visa, Inc. - Class A	381,754
6,700	Vonage Holdings Corp.*2	30,887
600	Vornado Realty Trust - REIT	57,312
69,136	Wal-Mart Stores, Inc.	4,893,446
1,459	Walgreens Boots Alliance, Inc.	112,927
4,279	Walt Disney Co.	424,562

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,300	Waste Management, Inc.	$79,235
2,132	WEC Energy Group, Inc.	128,218
2,046	Weis Markets, Inc.	102,648
39,861	Wells Fargo & Co.	2,021,750
987	Welltower, Inc. - REIT	68,014
728	Western Refining, Inc.	15,463
1,908	Westlake Chemical Corp.	84,200
583	Weyerhaeuser Co. - REIT	18,365
107	WGL Holdings, Inc.	6,980
38,524	Whole Foods Market, Inc.	1,246,251
2,047	Williams Cos., Inc.[2]	45,362
17,200	Xerox Corp.	171,484
1,463	Yum! Brands, Inc.	120,098
5,712	Zimmer Biomet Holdings, Inc.	697,492
353	Zumiez, Inc.*1 2	5,253
219	Zynga, Inc. - Class A*2	563
		123,931,104

	VIRGIN ISLANDS (BRITISH) – 0.1%
8,592	Michael Kors Holdings Ltd.*2	367,050
	TOTAL COMMON STOCK (Cost $218,277,211)	239,941,729

	EXCHANGE TRADED FUND – 28.0%
999,384	iShares Edge MSCI Min Vol Emerging Markets ETF	50,139,095
1,225,382	iShares Edge MSCI Min Vol Global ETF[1]	90,359,669
	TOTAL EXCHANGE TRADED FUND (Cost $139,565,872)	140,498,764

	OPEN-END MUTUAL FUND – 18.4%
4,511,330	GMO Quality Fund - III	92,256,699
	TOTAL OPEN-END MUTUAL FUND (Cost $97,115,207)	92,256,699

	PREFERRED STOCK – 0.1%
	GERMANY – 0.1%
6,190	Porsche Automobil Holding S.E.	341,171
65	Sartorius A.G. Preference	17,961
		359,132

	TOTAL PREFERRED STOCK (Cost $314,711)	359,132

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 8.3%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 1.7%
	Collateral Pool Allocation	$8,498,173
	MONEY MARKET FUNDS – 6.6%
33,145,140	JPMorgan Prime Money Market Fund - Agency Shares, 0.32% [3]	33,145,140
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,643,313)	41,643,313
	TOTAL INVESTMENTS – 102.6% (Cost $496,916,314)	514,699,637
	Liabilities in excess of other assets – (2.6)%	(13,240,466)
	TOTAL NET ASSETS – 100.0%	$501,372,876

Number of Contracts		Value

	WRITTEN OPTIONS – (0.0)% [4]
	WRITTEN CALL OPTIONS – (0.0)% [4]
	iShares MSCI EAFE Index
(1,465)	Exercise Price: $59, Expiration Date: June 17, 2016*	(55,670)
	S&P 500 Index
(25)	Exercise Price: $2,140, Expiration Date: June 17, 2016*	(6,750)
	S&P 500 Index - Weekly
(25)	Exercise Price: $2,130, Expiration Date: 06/10/2016*	(5,250)
(25)	Exercise Price: $2,130, Expiration Date: 06/24/2016*	(18,625)
	TOTAL WRITTEN OPTIONS (Proceeds $175,663)	$(86,295)

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $8,122,546.
[2]	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $1,530,414.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Rounds to less than 0.05%.

ADR – American Depository Receipt
CA – Canada
CO – Colombia
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

 See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Global Equity Fund
FUTURES CONTRACTS
As of May 31, 2016 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
22	MSCI EAFE Equity Index	June 2016	$27,290
14	S&P500 Mini Equity Index	June 2016	50,433
			$77,723

See accompanying Notes to the Schedules of Investments.

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS – 55.2%
	ALABAMA – 0.9%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 07/7/20161 2 3	$502,225
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 07/7/2016[3]	120,704
500,000	County of Jefferson, AGM, 5.25%, 10/1/2048, Call 10/1/2023[3]	566,330
	County of Jefferson, AGM
270,000	5.25%, 1/1/2023, Call 07/7/2016 [3]	271,585
1,810,000	4.75%, 1/1/2025, Call 07/7/2016 [3]	1,820,625
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 07/7/2016[3]	1,005,870
1,000,000	Lower Alabama Gas District, 5.00%, 09/1/2046	1,303,080
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025[3]	1,017,200
		6,607,619

	ARIZONA – 1.2%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023[3]	557,280
350,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/20253 5	358,971
	Industrial Development Authority of the City of Phoenix
755,000	7.00%, 7/1/2022, Call 07/1/2020 [3]	801,629
645,000	5.00%, 10/1/2036, Call 10/1/2026 [3]	755,114
1,000,000	5.00%, 6/1/2042, Call 06/1/2022 [3]	1,122,490
500,000	7.50%, 7/1/2042, Call 07/1/2022*3 4	204,985
	Industrial Development Authority of the County of Pima
695,000	7.00%, 1/1/2022	695,681
500,000	6.75%, 3/1/2034, Call 03/1/2024 [3]	544,435
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[3]	353,226
1,000,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022[3]	1,126,630
1,000,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	1,226,460
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019[3]	1,409,437
		9,156,338

	CALIFORNIA – 11.9%
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025[3]	1,097,710
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 07/7/2016[3]	999,950
500,000	California Health Facilities Financing Authority, 5.00%, 08/15/2043, Call 08/15/2025[3]	591,370
1,500,000	California Housing Finance Agency, 4.80%, 08/1/2036, Call 07/7/20161 3	1,501,890
	California Municipal Finance Authority
405,000	5.00%, 2/1/2021, Call 02/1/2017 [3]	417,000
570,000	5.00%, 2/1/2021, Call 02/1/2017 [3]	584,393
200,000	6.63%, 1/1/2032, Call 01/1/2022 3 5	222,226
500,000	7.00%, 6/1/2034, Call 06/1/2022 [3]	580,790
500,000	5.75%, 10/1/2034, Call 10/1/2021 [3]	544,940

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$275,000	5.00%, 4/1/2035, Call 04/1/2025 [3]	$314,716
905,000	5.00%, 10/1/2035, Call 10/1/2022 [3]	938,014
150,000	5.00%, 4/1/2041, Call 04/1/2025 [3]	169,193
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 3 5	1,109,840
1,000,000	5.00%, 11/21/2045, Call 07/1/2017 3 5	1,035,140
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 06/1/20171 3	725,410
	California School Finance Authority
350,000	6.75%, 11/1/2045, Call 11/1/2024 3 5	371,389
980,000	7.00%, 6/1/2047, Call 06/1/2020 [3]	1,064,986
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024[3]	1,195,290
	California Statewide Communities Development Authority
1,150,000	5.40%, 11/1/2027, Call 11/1/2017 [3]	1,197,173
500,000	5.15%, 7/1/2030, Call 07/1/2017 [3]	504,995
500,000	5.13%, 7/15/2031, Call 07/15/2017 [3]	525,340
140,000	6.00%, 11/1/2032, Call 11/1/2020 [3]	147,441
1,000,000	1.20%, 4/1/2036, Call 06/6/2016 2 3	857,180
230,000	6.25%, 11/1/2042, Call 11/1/2020 [3]	243,149
2,005,000	5.25%, 12/1/2044, Call 12/1/2024 [3]	2,251,655
1,000,000	5.50%, 12/1/2054, Call 12/1/2024 [3]	1,133,370
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024[3]	1,001,376
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025[3]	226,116
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025[3]	522,270
1,000,000	City of Pacifica, AMBAC, 5.38%, 01/1/2037, Call 07/7/2016[3]	1,023,630
1,000,000	City of Roseville, 5.00%, 09/1/2037, Call 09/1/2016[3]	1,014,320
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018[3]	1,144,246
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018[3]	2,076,434
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021[3]	376,054
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025[3]	1,142,997
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020[3]	280,243
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 1/15/2035	1,013,260
1,000,000	5.00%, 1/15/2042, Call 01/15/2024 [3]	1,118,710
225,000	Glendale Redevelopment Agency Successor Agency, 5.50%, 12/1/2024, Call 12/1/2016[3]	230,627
	Golden State Tobacco Securitization Corp.
815,000	4.50%, 6/1/2027, Call 06/1/2017 [3]	821,699
2,000,000	5.30%, 6/1/2037, Call 06/1/2022 [3]	2,033,880
2,500,000	5.13%, 6/1/2047, Call 06/1/2017 [3]	2,500,025
1,000,000	5.75%, 6/1/2047, Call 06/1/2017 [3]	1,011,590

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017[3]	$1,017,640
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025[3]	1,084,160
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024[3]	1,143,590
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025[3]	490,050
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022[3]	1,087,290
500,000	Lancaster Redevelopment Agency Successor Agency, NATL-RE, 4.75%, 08/1/2027, Call 07/7/2016[3]	509,140
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017[3]	785,790
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021[3]	623,535
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	450,114
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019[3]	293,135
	National City Community Development Commission
500,000	5.75%, 8/1/2021	601,570
500,000	7.00%, 8/1/2032, Call 08/1/2021 [3]	627,245
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020[3]	174,537
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019[3]	1,138,130
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022[3]	265,582
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,920,050
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,444,920
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018[3]	1,692,945
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023[3]	1,132,850
500,000	Rancho Santa Fe Community Services District, 5.50%, 09/1/2025, Call 09/1/2021[3]	589,060
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020[3]	589,960
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 07/7/20163 4	75,052
	Riverside County Redevelopment Successor Agency, AGM
695,000	5.00%, 10/1/2030, Call 10/1/2024 [3]	839,616
760,000	5.00%, 10/1/2032, Call 10/1/2024 [3]	909,682
1,390,000	Sacramento Area Flood Control Agency, BHAC, 5.30%, 10/1/2022, Call 10/1/2018[3]	1,528,513
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,238,125
2,000,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018[3]	2,188,800
1,250,000	Sacramento Municipal Utility District, NATL-RE, 5.13%, 07/1/2029, Call 07/1/2016[3]	1,254,737

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	$2,158,975
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021[3]	1,216,170
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025[3]	2,259,660
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	38,434
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 07/7/2016[3]	1,141,886
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022[3]	556,280
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024[3]	1,149,354
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	631,250
500,000	6.25%, 7/1/2024	632,430
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021[3]	521,460
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019[3]	552,720
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024[3]	1,066,370
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	690,441
1,000,000	5.00%, 11/1/2033	1,241,930
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 07/7/2016[3]	931,772
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022[3]	1,134,620
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 07/7/2016[3]	1,003,300
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 06/22/2016 [3]	499,975
1,000,000	5.13%, 6/1/2046, Call 06/22/2016 [3]	999,940
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018[3]	1,191,845
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/1/2017[3]	1,029,740
530,000	Western Riverside County Regional Wastewater Authority, 5.00%, 09/1/2044, Call 09/1/2026[3]	621,934
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021[3]	1,195,170
		90,023,501

	COLORADO – 3.6%
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023 [3]	732,169

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	5.00%, 12/1/2043, Call 12/1/2023 [3]	$532,040
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017[3]	1,007,210
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019[3]	505,815
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025 3 5	543,870
550,000	4.75%, 4/1/2030, Call 04/1/2022 3 4	591,756
475,000	6.75%, 4/1/2040, Call 04/1/2018 3 5	489,977
500,000	6.25%, 11/1/2040, Call 11/1/2020 [3]	515,370
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
500,000	4.00%, 10/1/2039, Call 10/1/2024 [3]	523,445
500,000	5.13%, 12/1/2039, Call 12/1/2019 [3]	531,335
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,250,900
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [3]	1,085,063
2,650,000	5.00%, 1/15/2035, Call 01/15/2026 [3]	3,157,183
1,000,000	7.75%, 8/1/2039, Call 08/1/2019 [3]	1,094,530
500,000	8.00%, 8/1/2043, Call 02/1/2024 [3]	599,795
2,000,000	5.00%, 5/15/2045, Call 05/15/2025 [3]	2,314,620
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019[3]	566,305
1,000,000	Colorado International Center Metropolitan District No. 3, 6.50%, 12/1/2035, Call 12/1/2016[3]	1,009,590
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023[3]	1,643,636
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020[3]	267,000
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026[3]	395,720
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, Call 09/1/2020 [3]	177,504
480,000	0.00%, 09/01/2030	305,688
570,000	Eagle Bend Metropolitan District No. 2, BAM, 5.00%, 12/1/2037, Call 12/1/2026[3]	684,547
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020[3]	255,485
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022[3]	1,109,394
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024[3]	787,590
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017[3]	230,256
10,000	Mount Carbon Metropolitan District, 6.89%, 06/1/2043 [3]	6,015
155,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025[3]	178,648

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020[3]	$1,129,216
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020[3]	1,158,570
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017[3]	1,544,487
		26,924,729

	CONNECTICUT – 0.2%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 07/7/20161 3	499,830
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 07/22/20163 5	966,750
		1,466,580

	DELAWARE – 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/20253 5	1,022,620
		1,022,620

	FLORIDA – 5.0%
960,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022[3]	1,024,042
930,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018[3]	970,241
940,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023[3]	990,497
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 07/7/2016[3]	1,250,087
935,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020[3]	1,021,385
1,000,000	Citizens Property Insurance Corp., 6.00%, 06/1/2016	1,000,000
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022 [3]	605,686
2,435,000	5.00%, 11/15/2045, Call 11/15/2024 [3]	2,791,411
1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 01/1/2017[3]	1,023,670
1,650,000	City of Port Saint Lucie, NATL-RE, 5.00%, 07/1/2027, Call 07/1/2017[3]	1,718,920
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023[3]	520,940
1,395,000	County of Miami-Dade FL Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019[3]	1,552,663
160,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	160,534
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024 [3]	797,835
2,000,000	7.63%, 6/15/2041, Call 06/15/2021 [3]	2,365,060
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022[3]	1,153,470
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024[3]	512,535

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/20231 3	$1,063,920
	Lake Ashton Community Development District
200,000	5.00%, 5/1/2025	213,682
460,000	5.00%, 5/1/2037, Call 05/1/2025 [3]	467,369
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025[3]	1,742,614
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025[3]	736,923
	Lee County Industrial Development Authority
1,000,000	5.00%, 11/15/2029, Call 05/15/2017 [3]	1,030,120
100,000	5.75%, 6/15/2042, Call 06/15/2022 [3]	107,693
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026[3]	945,168
390,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023[3]	394,512
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019 [3]	1,542,945
1,000,000	5.00%, 11/15/2039, Call 11/15/2024 [3]	1,144,760
500,000	Miami-Dade County Industrial Development Authority, 5.00%, 09/15/2034, Call 09/15/2024[3]	541,745
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024[3]	1,035,350
	Palm Beach County Health Facilities Authority
525,000	6.75%, 6/1/2024, Call 06/1/2022 [3]	621,380
850,000	5.00%, 12/1/2031, Call 12/1/2024 [3]	987,445
500,000	5.00%, 11/1/2043, Call 11/1/2022 [3]	547,720
250,000	Panther Trails Community Development District, 5.60%, 05/1/2036, Call 11/1/2016[3]	251,290
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021[3]	901,380
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/20173 5	1,557,930
905,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 07/7/2016[3]	905,923
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023[3]	491,639
950,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 07/7/2016[3]	950,579
475,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 07/7/2016[3]	475,190
		38,116,253

	GEORGIA – 0.9%
250,000	City of Atlanta Water & Wastewater Revenue, AGM, 5.25%, 11/1/2034, Call 11/1/2019[3]	280,735

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023[3]	$1,040,040
	Fulton County Residential Care Facilities for the Elderly Authority
500,000	5.00%, 7/1/2029, Call 07/1/2017 [3]	505,655
1,000,000	5.13%, 7/1/2042, Call 07/1/2017 [3]	1,007,100
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019[3]	862,268
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020[3]	263,195
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020[3]	543,470
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024[3]	1,517,681
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020[3]	686,538
		6,706,682

	GUAM – 0.7%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020[3]	275,915
	Guam Government Waterworks Authority
500,000	5.25%, 7/1/2033, Call 07/1/2023 [3]	583,090
1,000,000	5.00%, 7/1/2035, Call 07/1/2024 [3]	1,144,910
450,000	5.63%, 7/1/2040, Call 07/1/2020 [3]	503,883
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025 [3]	1,620,276
1,000,000	7.00%, 11/15/2039, Call 11/15/2019 [3]	1,205,850
		5,333,924

	HAWAII – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022[3]	553,970
		553,970

	IDAHO – 0.2%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019 [3]	1,346,104
250,000	6.00%, 6/1/2038, Call 06/1/2018 [3]	258,935
		1,605,039

	ILLINOIS – 5.1%
	Chicago Board of Education
1,000,000	1.23%, 3/1/2036, Call 12/1/2017 2 3	862,220
1,000,000	7.00%, 12/1/2044, Call 12/1/2025 [3]	1,001,370
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	791,410
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025[3]	2,912,850
475,000	Chicago Transit Authority, 5.25%, 12/1/2030, Call 12/1/2021[3]	530,646
	City of Chicago
250,000	4.50%, 1/1/2021, Call 01/1/2020 [3]	264,215

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 1/1/2024	$1,032,440
800,000	5.25%, 1/1/2035, Call 01/1/2021 [3]	800,608
500,000	5.50%, 1/1/2040, Call 01/1/2025 [3]	500,650
900,000	5.00%, 1/1/2041, Call 01/1/2022 [3]	940,941
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024[3]	1,052,790
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 07/7/2016[3]	5,012
	County of Cook
400,000	5.00%, 11/15/2021, Call 11/15/2019 [3]	433,836
1,500,000	6.50%, 10/15/2040, Call 10/15/2020 [3]	1,502,670
	Illinois Finance Authority
700,000	5.00%, 8/15/2026, Call 08/15/2020 [3]	791,469
485,000	5.00%, 11/1/2027, Call 11/1/2019 [3]	541,522
665,000	6.38%, 11/1/2029, Call 05/1/2019 [3]	769,611
600,000	5.75%, 10/1/2032, Call 10/1/2022 [3]	658,584
1,000,000	5.00%, 8/1/2033, Call 08/1/2024 [3]	1,180,370
500,000	7.75%, 8/15/2034, Call 08/15/2019 [3]	595,780
1,000,000	5.00%, 4/1/2036, Call 07/7/2016 [3]	1,000,000
2,000,000	4.50%, 11/1/2036, Call 11/1/2024 [3]	2,098,520
1,665,000	5.00%, 12/1/2036, Call 12/1/2016 [3]	1,676,772
500,000	5.63%, 2/15/2037, Call 07/7/2016 [3]	500,120
1,030,000	5.75%, 11/15/2037, Call 11/15/2017 [3]	1,104,181
1,000,000	6.88%, 8/15/2038, Call 08/15/2019 [3]	1,185,310
550,000	5.00%, 9/1/2042, Call 09/1/2024 [3]	617,232
1,000,000	6.00%, 10/1/2048, Call 10/1/2022 [3]	1,106,200
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018[3]	539,295
	Illinois Finance Authority, AGM
1,600,000	5.00%, 5/15/2019, Call 05/15/2018 [3]	1,700,256
250,000	5.25%, 3/1/2030, Call 03/1/2020 [3]	279,670
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 07/7/2016*3 4	133,671
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022[3]	536,970
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	912,873
1,000,000	6.25%, 6/1/2024, Call 06/27/2016 [3]	1,004,780
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023[3]	1,349,960
	State of Illinois
500,000	5.00%, 3/1/2024, Call 03/1/2022 [3]	548,145
1,000,000	5.50%, 7/1/2026, Call 07/1/2023 [3]	1,135,220
175,000	5.00%, 3/1/2037, Call 03/1/2022 [3]	184,175
470,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	511,308
875,000	Village of Bellwood, XLCA, 4.50%, 12/1/2029, Call 12/1/2016[3]	879,025

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023[3]	$1,106,060
955,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025[3]	983,507
		38,262,244

	INDIANA – 0.7%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/20221 3	784,070
1,000,000	Hospital Authority of Delaware County, 5.13%, 08/1/2029, Call 08/1/2016[3]	1,007,490
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,091,220
	Indiana Finance Authority
500,000	4.00%, 3/1/2017, Call 12/1/2016 1 3	505,635
500,000	6.00%, 12/1/2019	499,190
500,000	6.00%, 12/1/2026, Call 06/1/2020 [3]	471,825
250,000	5.25%, 11/1/2039, Call 11/1/2019 [3]	280,130
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/20231 3	565,830
		5,205,390

	IOWA – 0.8%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023 [3]	1,070,280
2,500,000	4.75%, 8/1/2042, Call 08/1/2022 [3]	2,545,325
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019[3]	283,965
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021[3]	562,120
650,000	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/2025, Call 12/1/2019[3]	716,645
	Iowa Tobacco Settlement Authority
800,000	5.60%, 6/1/2034, Call 06/1/2017 [3]	802,376
410,000	5.38%, 6/1/2038, Call 07/7/2016 [3]	409,975
		6,390,686

	KANSAS – 0.2%
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/1/2017[3]	501,490
1,000,000	University of Kansas Hospital Authority, 5.00%, 09/1/2045, Call 09/1/2025[3]	1,166,170
		1,667,660

	KENTUCKY – 0.6%
2,000,000	Kentucky Economic Development Finance Authority, 5.00%, 01/1/2045, Call 07/1/2025[3]	2,262,520
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025[3]	1,031,410
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026[3]	1,164,100
		4,458,030

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	LOUISIANA – 1.2%
$1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023[3]	$1,317,739
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021[3]	570,880
	Louisiana Local Government Environmental Facilities & Community Development Auth
1,000,000	6.75%, 11/1/2032, Call 11/1/2017 [3]	1,080,080
500,000	6.50%, 11/1/2035, Call 11/1/2020 [3]	602,165
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023 [3]	597,035
1,000,000	5.00%, 5/15/2035, Call 05/15/2025 [3]	1,174,480
1,000,000	6.50%, 7/1/2036, Call 07/1/2023 1 3	1,129,230
140,000	5.25%, 5/15/2038, Call 05/15/2017 [3]	146,163
360,000	5.25%, 5/15/2038, Call 05/15/2017 [3]	372,269
2,000,000	Parish of St. John the Baptist, 5.13%, 06/1/2037, Call 06/1/2017[3]	2,050,800
		9,040,841

	MAINE – 0.1%
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020[3]	473,210
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 07/7/20161 3	502,225
		975,435

	MARYLAND – 1.1%
1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 09/1/2016[3]	1,008,370
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024[3]	1,781,552
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023 [3]	3,089,799
1,500,000	5.00%, 7/1/2040, Call 07/1/2025 [3]	1,726,005
500,000	5.00%, 7/1/2045, Call 07/1/2025 [3]	572,775
		8,178,501

	MASSACHUSETTS – 0.5%
1,500,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2025, Call 06/1/2021[3]	1,765,110
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019 [3]	446,040
500,000	5.85%, 12/1/2042 [2]	569,420
	Massachusetts Educational Financing Authority
300,000	5.50%, 1/1/2022, Call 01/1/2020 [3]	337,680
480,000	6.00%, 1/1/2028, Call 01/1/2020 [3]	509,059
		3,627,309

	MICHIGAN – 1.2%
250,000	City of Detroit Water Supply System Revenue, NATL-RE, 4.50%, 07/1/2025, Call 07/7/20162 3	250,753

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$475,000	City of Detroit, SAW, 5.00%, 11/1/2030, Call 11/1/2020[3]	$513,874
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017[3]	1,051,210
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022[3]	298,543
	Michigan Finance Authority
275,000	5.00%, 6/1/2029, Call 06/1/2019 [3]	277,299
500,000	5.00%, 7/1/2035, Call 07/1/2025 [3]	578,550
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024[3]	1,661,236
250,000	Michigan State Hospital Finance Authority, 5.63%, 11/15/2029, Call 11/15/2019[3]	286,282
	Michigan Strategic Fund
810,000	6.75%, 7/1/2022 1 5	847,867
1,000,000	5.59%, 8/1/2029 [2]	1,007,290
975,000	8.50%, 12/1/2030, Call 12/1/2023 1 3 5	967,561
945,000	4.13%, 7/1/2045, Call 07/1/2018 2 3	967,850
500,000	Summit Academy, 6.38%, 11/1/2035, Call 07/7/2016[3]	500,505
		9,208,820

	MINNESOTA – 0.6%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025[3]	267,305
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025 [3]	1,194,940
1,285,000	5.00%, 11/15/2030, Call 11/15/2025 [3]	1,529,574
280,000	Minnesota Higher Education Facilities Authority, 5.00%, 04/1/2035, Call 04/1/2026[3]	333,682
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020[3]	436,762
100,000	Township of Baytown, 5.75%, 08/1/2042, Call 08/1/2016[3]	102,172
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021[3]	589,760
		4,454,195

	MISSOURI – 0.5%
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019[3]	278,660
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020 [3]	926,933
1,050,000	6.00%, 2/1/2041, Call 02/1/2021 [3]	1,173,795
1,000,000	Health & Educational Facilities Authority of the State of Missouri, AGM, 5.13%, 11/15/2023, Call 11/15/2018[3]	1,103,410
		3,482,798

	NEBRASKA – 0.4%
	Central Plains Energy Project

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	NEBRASKA (Continued)
$2,500,000	5.00%, 9/1/2032, Call 09/1/2022 [3]	$2,822,425
250,000	5.25%, 9/1/2037, Call 09/1/2022 [3]	283,657
		3,106,082

	NEVADA – 0.5%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/20183 5	1,061,980
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020[3]	784,896
275,000	Henderson Local Improvement Districts, 5.15%, 09/1/2020, Call 09/1/2016[3]	275,195
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024[3]	1,108,940
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/20253 5	614,129
		3,845,140

	NEW JERSEY – 0.9%
1,500,000	Borough of Hightstown, 2.00%, 02/1/2017	1,509,795
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 1 3	560,075
1,000,000	2.00%, 3/1/2028, Call 03/1/2023 2 3	884,820
280,000	6.00%, 10/1/2034, Call 10/1/2024 [3]	292,085
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018[3]	534,525
1,000,000	New Jersey Higher Education Student Assistance Authority, 5.25%, 06/1/2020, Call 06/1/2019[3]	1,098,620
2,000,000	New Jersey Transportation Trust Fund Authority, NATL, 0.00%, 12/15/2030	1,144,780
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019[3]	1,091,950
		7,116,650

	NEW MEXICO – 0.5%
920,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 07/7/20161 3	920,662
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023[3]	885,905
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024[3]	1,107,414
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/20203 5	1,125,137
		4,039,118

	NEW YORK – 3.5%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020[3]	458,876
1,000,000	Build NYC Resource Corp., 5.50%, 09/1/2045, Call 09/1/20253 5	1,128,980
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024[3]	747,461
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/1/2017[3]	1,528,320

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 09/1/2016[3]	$1,007,860
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,283,700
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 3 5	2,247,480
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 3 5	1,126,890
1,500,000	7.25%, 11/15/2044, Call 11/15/2024 3 5	1,878,615
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023 [3]	407,972
1,000,000	5.00%, 2/15/2034, Call 02/15/2019 [3]	1,106,110
500,000	4.25%, 5/1/2042, Call 05/1/2023 [3]	513,230
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019[3]	1,113,000
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025 [3]	263,386
500,000	5.00%, 7/1/2045, Call 07/1/2025 [3]	557,090
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020 [3]	679,544
2,500,000	5.00%, 10/15/2041, Call 10/15/2025 [3]	3,021,575
265,000	6.00%, 12/1/2042, Call 12/1/2020 [3]	311,274
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 06/1/20173 5	1,027,370
1,000,000	Town of Vestal, 2.00%, 05/12/2017	1,008,760
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025[3]	1,798,650
	TSASC, Inc.
1,405,000	5.00%, 6/1/2034, Call 06/22/2016 [3]	1,404,888
735,000	5.13%, 6/1/2042, Call 06/22/2016 [3]	724,100
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024[3]	871,837
		26,216,968

	NORTH CAROLINA – 0.7%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019[3]	1,108,110
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022 [3]	2,339,420
1,220,000	5.00%, 11/1/2034, Call 11/1/2016 [3]	1,243,705
500,000	5.60%, 10/1/2036, Call 10/1/2016 [3]	503,970
		5,195,205

	OHIO – 1.2%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/1/2017[3]	1,991,900
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022[3]	1,025,950
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020[3]	555,150

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020[3]	$1,180,250
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025[3]	517,130
1,000,000	Ohio Water Development Authority, 4.00%, 12/1/2033 [2]	1,029,700
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022[3]	1,142,910
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 07/7/2016 1 2 3	1,000,370
500,000	Toledo-Lucas County Port Authority, 5.38%, 12/1/2035, Call 07/7/2016[3]	500,625
		8,943,985

	OREGON – 0.1%
1,000,000	Oregon State Facilities Authority, 5.00%, 04/1/2045, Call 04/1/2025[3]	1,164,270
		1,164,270

	PENNSYLVANIA – 1.5%
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019[3]	1,128,730
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023[3]	102,277
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,104,930
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022[3]	288,036
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026 [5]	500,400
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	263,722
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025[3]	304,864
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/1/2017 [3]	1,025,020
1,000,000	5.63%, 7/1/2036, Call 07/1/2022 [3]	1,107,410
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020[3]	336,101
	Pennsylvania Economic Development Financing Authority
500,000	6.25%, 10/15/2023, Call 10/15/2019 [3]	568,160
250,000	6.40%, 12/1/2038, Call 09/1/2025 [3]	246,370
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020[3]	653,436
	Philadelphia Authority for Industrial Development
500,000	8.00%, 1/1/2033, Call 01/1/2023 [3]	575,675
500,000	6.88%, 6/15/2033, Call 06/15/2023 [3]	570,550
1,000,000	Scranton Parking Authority, 5.25%, 06/1/2039, Call 06/1/2017[3]	1,003,260
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/20181 3	1,727,863
		11,506,804

	RHODE ISLAND – 0.4%
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023 [3]	1,142,290

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	RHODE ISLAND (Continued)
$1,000,000	8.38%, 1/1/2046, Call 01/1/2021 [3]	$1,181,050
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019[3]	568,815
		2,892,155

	SOUTH CAROLINA – 0.2%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021[3]	1,210,330
		1,210,330

	SOUTH DAKOTA – 0.2%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025[3]	1,433,539
		1,433,539

	TENNESSEE – 0.8%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024 [3]	570,655
1,220,000	5.00%, 10/1/2044, Call 10/1/2024 [3]	1,381,857
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 7/1/2038, Call 07/1/2020 [3]	579,380
2,000,000	5.00%, 8/15/2042, Call 08/15/2022 [3]	2,213,520
365,000	Knox County Health Educational & Housing Facility Board, 5.25%, 05/1/2025, Call 11/1/20243 5	371,512
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,179,280
		6,296,204

	TEXAS – 4.3%
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 01/1/2017[3]	509,575
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021[3]	606,930
1,000,000	Central Texas Turnpike System, 5.00%, 08/15/2042, Call 08/15/2024[3]	1,156,280
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026[3]	1,894,785
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021[3]	581,220
	City of Houston Airport
250,000	5.50%, 7/1/2034, Call 07/1/2018 [3]	273,245
750,000	5.00%, 7/15/2035, Call 07/15/2025 1 3	832,230
	Clifton Higher Education Finance Corp.
500,000	5.00%, 8/15/2042, Call 08/15/2022 [3]	548,835
1,500,000	4.60%, 12/1/2049, Call 12/1/2024 [3]	1,552,770
	Dallas Area Rapid Transit
490,000	5.25%, 12/1/2038, Call 12/1/2018 [3]	543,283
360,000	5.25%, 12/1/2038, Call 12/1/2018 [3]	397,069
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023[3]	1,145,660

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023[3]	$437,116
480,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022[3]	515,347
	New Hope Cultural Education Facilities Corp.
500,000	4.75%, 4/1/2034, Call 04/1/2024 [3]	533,170
1,000,000	5.00%, 4/1/2039, Call 04/1/2024 [3]	1,077,540
1,250,000	5.00%, 7/1/2047, Call 07/1/2025 [3]	1,370,588
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024[3]	1,679,085
500,000	North Texas Tollway Authority, 6.00%, 01/1/2028, Call 01/1/2019[3]	562,635
1,000,000	Northside Independent School District, PSF, 1.00%, 06/1/2032, Call 12/1/20162 3	997,710
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021*3 4	883,770
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 8/1/2021	1,195,920
290,000	5.50%, 8/1/2027	365,902
2,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2038, Call 05/15/2023[3]	2,304,960
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025[3]	1,978,100
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	676,961
125,000	6.25%, 12/15/2026	157,216
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022 [3]	571,725
500,000	5.00%, 12/15/2031, Call 12/15/2022 [3]	562,445
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 6/30/2032, Call 06/30/2020 [3]	1,225,400
1,345,000	7.00%, 6/30/2040, Call 06/30/2020 [3]	1,611,202
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018[3]	1,048,660
	Town of Westlake
500,000	5.50%, 9/1/2025	513,235
200,000	6.13%, 9/1/2035, Call 09/1/2025 [3]	204,814
1,995,000	Tyler Health Facilities Development Corp., 5.38%, 11/1/2037, Call 11/1/2017[3]	2,061,174
		32,576,557

	VERMONT – 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021[3]	521,020
		521,020

	VIRGIN ISLANDS – 0.1%
420,000	Virgin Islands Public Finance Authority, 6.75%, 10/1/2037, Call 10/1/2019[3]	473,785

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	VIRGIN ISLANDS (Continued)
$115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 10/1/2016[3]	$115,875
		589,660

	VIRGINIA – 0.6%
789,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 06/22/2016*3 4	509,245
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019[3]	445,716
1,490,000	FHLMC Multifamily VRD Certificates, 4.15%, 04/15/2025, Call 04/15/20201 3	1,529,038
1,000,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/20253 5	1,004,410
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 2 3	5,786
245,000	5.00%, 7/1/2038, Call 07/1/2020 [3]	270,838
540,000	Stafford County & Staunton Industrial Development Authority, XLCA, 5.00%, 08/1/2017	561,805
	Virginia Small Business Financing Authority
100,000	6.00%, 1/1/2037, Call 07/1/2022 1 3	119,014
130,000	5.50%, 1/1/2042, Call 07/1/2022 1 3	149,505
		4,595,357

	WASHINGTON – 0.9%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025 [3]	723,774
1,000,000	7.00%, 12/1/2040, Call 12/1/2021 [3]	1,105,750
525,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	705,626
355,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 06/22/2016[3]	356,054
	Washington Health Care Facilities Authority
500,000	5.70%, 12/1/2032, Call 12/1/2017 [3]	536,175
1,000,000	1.80%, 1/1/2035, Call 07/1/2024 2 3	991,700
1,820,000	5.00%, 3/1/2038, Call 03/1/2025 [3]	2,105,049
500,000	Washington Health Care Facilities Authority, AGC, 5.00%, 12/1/2036, Call 12/1/2016[3]	509,445
		7,033,573

	WISCONSIN – 0.8%
	Public Finance Authority
500,000	5.75%, 2/1/2035, Call 02/1/2025 [3]	499,955
500,000	5.75%, 4/1/2042, Call 04/1/2022 [3]	528,870
1,000,000	5.00%, 7/1/2042, Call 07/1/2022 1 3	1,079,420
165,000	6.00%, 7/15/2042, Call 07/15/2022 [3]	182,299
450,000	5.50%, 3/1/2045, Call 03/1/2025 3 5	481,545

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023[3]	$1,616,719
	Wisconsin Health & Educational Facilities Authority
500,000	5.25%, 8/15/2021, Call 08/15/2016 [3]	504,785
400,000	5.50%, 8/15/2030, Call 08/15/2020 [3]	472,272
505,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	527,887
		5,893,752

	WYOMING – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019[3]	564,750
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019[3]	247,771
		812,521
	TOTAL MUNICIPAL BONDS (Cost $387,313,519)	417,458,054

Number of Shares		Value

	CLOSED-END MUTUAL FUNDS – 1.3%
	UNITED STATES – 1.3%
8,184	BlackRock Long-Term Municipal Advantage Trust	101,400
53,753	BlackRock MuniVest Fund, Inc.	570,857
31,817	BlackRock MuniYield Quality Fund, Inc.	517,663
87,593	Deutsche Municipal Income Trust	1,221,922
72,299	Dreyfus Municipal Income, Inc.	695,516
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,097,181
9,742	Dreyfus Strategic Municipals, Inc.	89,042
23,539	DTF Tax-Free Income, Inc.	390,277
19,205	Invesco Advantage Municipal Income Trust II	242,943
17,008	Invesco Municipal Opportunity Trust	240,493
23,118	Invesco Municipal Trust	311,862
11,819	Invesco Trust for Investment Grade Municipals	167,593
8,573	Neuberger Berman Intermediate Municipal Fund, Inc.	138,109
37,184	Pioneer Municipal High Income Advantage Trust	515,370
100,236	Pioneer Municipal High Income Trust	1,404,306
108,457	Western Asset Managed Municipals Fund, Inc.	1,607,333
8,828	Western Asset Municipal Partners Fund, Inc.	146,015
		9,457,882

	TOTAL CLOSED-END MUTUAL FUNDS (Cost $8,663,346)	9,457,882

	OPEN-END MUTUAL FUNDS – 27.6%
	UNITED STATES – 27.6%
3,672,393	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	52,992,626

Aspiriant Risk-Managed Municipal Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	OPEN-END MUTUAL FUNDS (Continued)
	UNITED STATES (Continued)
14,143,049	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	$156,139,257
		209,131,883

	TOTAL OPEN-END MUTUAL FUNDS (Cost $207,671,822)	209,131,883

	LIMITED PARTNERSHIPS – 9.4%
	UNITED STATES – 9.4%
	Anchorage Illiquid Opportunities II LP*	343,029
	Mackay Municipal Credit Opportunities Fund LP*	14,203,393
	Mackay Municipal Opportunities Fund LP*	56,588,895
		71,135,317

	TOTAL LIMITED PARTNERSHIPS (Cost $70,000,000)	71,135,317

	SHORT-TERM INVESTMENTS – 6.7%
50,501,102	JPMorgan Prime Money Market Fund - Agency Shares 0.32%[6]	50,501,102
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,501,102)	50,501,102
	TOTAL INVESTMENTS – 100.2% (Cost $724,149,789)	757,684,238
	Liabilities in excess of other assets – (0.2)%	(1,308,702)
	TOTAL NET ASSETS – 100.0%	$756,375,536

*	Non-income producing security.
[1]	AMT eligible security.
[2]	Variable, floating, or step rate security.
[3]	Callable.
[4]	Security is in default.
[5]	144A restricted security.
[6]	The rate is the annualized seven-day yield at period end.

AMT – Alternative Minimum Tax
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
AMBAC – American Municipal Bond Assurance Corporation
BAM – Build America Mutual Assurance Company
BHAC – Berkshire Hathaway Assurance Corporation
FGIC – Financial Guaranty Insurance Corporation
LP – Limited Partnership
NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance
PSF – Permanent School Fund Guaranteed
SAW – State Aid Withholding
XLCA – XL Capital Assurance

 See accompanying Notes to Schedules of Investments.

Aspiriant Defensive Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	OPEN-END MUTUAL FUNDS – 90.3%
	ALTERNATIVE DIVERSIFIERS – 49.0%
1,454,026	AQR Managed Futures Strategy Fund - R6 Class	$14,322,151
693,607	Arbitrage Fund (The) - Institutional Class	9,107,062
641,452	ASG Managed Futures Strategy Fund - Y Class	6,754,492
580,881	Gateway Fund - Y Class	17,339,287
588,501	Merger Fund (The)- Institutional Class	9,098,225
1,726,008	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	19,055,130
2,108,154	Vanguard Market Neutral Fund	25,150,272
		100,826,619

	CORE DIVERSIFIERS – 41.3%
590,705	FPA Crescent Fund	18,701,705
1,696,846	GMO Benchmark-Free Allocation Fund - IV	41,657,575
1,516,576	JPMorgan Global Allocation Fund - Select Class	24,644,364
		85,003,644

	TOTAL OPEN-END MUTUAL FUNDS (Cost $185,278,451)	185,830,263

	SHORT-TERM INVESTMENTS – 9.4%
19,447,978	JPMorgan Prime Money Market Fund - Agency Shares 0.32%[1]	19,447,978

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,447,978)	19,447,978

	TOTAL INVESTMENTS – 99.7% (Cost $204,726,429)	205,278,241
	Other assets less liabilities – 0.3%	618,500
	TOTAL NET ASSETS – 100.0%	$205,896,741

[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST
NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Global Equity Fund (the “Global Equity Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (formerly known as Aspiriant Income Opportunities Fund, the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Global Equity Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Global Equity Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Global Equity Fund - The investment objective of the Global Equity Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Global Equity Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities of companies of any market capitalization. The Global Equity Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Global Equity Fund also invests in securities that provide exposure to equity securities.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

i.	Written Options

The Funds may write call options on a portion of their stock holdings in an effort to enhance returns with premiums received in connection with its option writing activity. The Funds may also write call or put options in conjunction with purchasing call or put options to enhance returns. Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Trust’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

ii.	Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities and to equitize their cash flows. Investments in stock index futures may increase or decrease exposure to a particular market. A stock index future obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and its basis in the contract.

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Global Equity Fund‘s assets and liabilities:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$3,023,990	$-	$3,023,990
Austria	-	187,219	-	187,219
Belgium	-	2,946,729	-	2,946,729
Bermuda	6,441,397	1,295,416	-	7,736,813
Brazil	448,296	-	-	448,296
Canada	9,444,323	523	-	9,444,846
Cayman Islands	101,645	1,300,643	-	1,402,288
Chile	1,301,325	-	-	1,301,325
China	652,400	1,282,408	-	1,934,808
Colombia	609,751	-	-	609,751
Curacao	66,433	-	-	66,433
Cyprus	-	3,872	-	3,872
Denmark	277,454	1,808,438	-	2,085,892
Faroe Islands	-	18,912	-	18,912
Finland	-	536,068	-	536,068
France	245,799	3,554,879	-	3,800,678
Germany	-	3,028,312	-	3,028,312
Guernsey	2,493,222	-	-	2,493,222
Hong Kong	1,355,220	3,494,795	-	4,850,015
India	513,216	-	-	513,216
Indonesia	154,629	-	-	154,629
Ireland	2,757,109	354,548	-	3,111,657
Isle of Man	-	48,048	-	48,048
Israel	2,876,891	36,992	-	2,913,883
Italy	-	1,460,945	-	1,460,945
Japan	2,879,300	21,014,944	-	23,894,244
Jersey	720,429	501,109	-	1,221,538
Liberia	41,636	-	-	41,636
Luxembourg	-	5,369	-	5,369
Malta	-	79,298	-	79,298
Netherlands	490,031	1,356,436	-	1,846,467
New Zealand	-	136,554	-	136,554
Norway	-	49,565	-	49,565
Panama	95,146	-	-	95,146
Puerto Rico	336,157	-	-	336,157
Singapore	38,339	485,278	-	523,617
South Korea	883,050	-	-	883,050
Spain	-	1,867,894	-	1,867,894
Sweden	294,445	1,720,411	-	2,014,856
Switzerland	3,781,538	3,928,325	-	7,709,863
Taiwan	6,797,823	-	-	6,797,823
Thailand	160,715	-	-	160,715
United Kingdom	4,099,720	9,758,216	-	13,857,936
United States	123,931,104	-	-	123,931,104
Virgin Islands (British)	367,050	-	-	367,050
Exchange Traded Fund	140,498,764	-	-	140,498,764
Open-End Mutual Fund	92,256,699	-	-	92,256,699
Preferred Stock
Germany	-	359,132	-	359,132
Short-Term Investments	33,145,140	8,498,173	-	41,643,313
Total Assets	$440,556,196	$74,143,441	$-	$514,699,637

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(86,295)	$-	$-	$(86,295)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$77,723	$-	$-	$77,723

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Municipal Bond Fund’s assets. Assets valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Municipal Bonds	$-	$417,458,054	$-	$-	$417,458,054
Closed-End Mutual Funds	9,457,882	-	-	-	9,457,882
Open-End Mutual Funds	209,131,883	-	-	-	209,131,883
Limited Partnerships*	-	-	-	71,135,317	71,135,317
Short-Term Investments	50,501,102	-	-	-	50,501,102
Total Assets	269,090,867	417,458,054	-	71,135,317	757,684,238

*
Consists of the Municipal Bond Fund's investment in Anchorage Illiquid Opportunity II LP ("Anchorage"). Prior to May 31, 2016, the Municipal Bond Fund's investment in Anchorage was included in the above summary as a Level 2 investment.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds
Alternative Diversifiers	$100,826,619	$-	$-	$100,826,619
Core Diversifiers	85,003,644	-	-	85,003,644
Short-Term Investments	19,447,978	-	-	19,447,978
Total Assets	205,278,241	-	-	205,278,241

As of May 31, 2016, the Funds did not hold any Level 3 securities. For the period ended May 31, 2016, there were no transfers among levels.

Item 1. Federal Income Taxes

At May 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Global Equity Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	489,820,644	724,149,789	204,726,429

Gross unrealized appreciation	30,406,590	35,554,730	2,398,606
Gross unrealized depreciation	(14,025,770)	(2,020,281)	(1,846,794)

Net unrealized appreciation on investments	16,380,820	33,534,449	551,812

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

a.)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	August 1, 2016

By	/s/ Bret Magpiong
Title	Bret Magpiong, Treasurer and Principal Financial Officer

Date	August 1, 2016